THE
ALGER FUNDS

Available for investment by Institutional Investors

Prospectus March 1, 2015, As Revised August 7, 2015

	Class	Ticker Symbol
Alger Capital Appreciation Fund	Z	ACAZX
Alger International Growth Fund	I	AIGIX
Alger International Growth Fund	Z	ALCZX
Alger Mid Cap Growth Fund	Z	AMCZX
Alger SMid Cap Growth Fund	I	ASIMX
Alger SMid Cap Growth Fund	Z	ASMZX
Alger Small Cap Growth Fund	Z	ASCZX
Alger Small Cap Focus Fund	I	AOFIX
Alger Small Cap Focus Fund	Z	AGOZX
Alger Health Sciences Fund	Z	AHSZX
Alger Growth & Income Fund	Z	AGIZX

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents

THE ALGER FUNDS
47	Summary Sections
47	Alger Capital Appreciation Fund
52	Alger International Growth Fund
64	Alger Mid Cap Growth Fund
70	Alger SMid Cap Growth Fund
80	Alger Small Cap Growth Fund
85	Alger Small Cap Focus Fund
97	Alger Health Sciences Fund
103	Alger Growth & Income Fund
108	Introduction: The Alger Funds
109	Performance
110	Hypothetical Investment and Expense Information
112	Additional Information About the Funds' Investment Strategies and Investments
119	Management and Organization
122	Financial Highlights
A-1 Shareholder Information
A-1	Distributor
A-1	Transfer Agent
A-1	Net Asset Value
A-2	Dividends and Distributions
A-3	Classes of Fund Shares
A-3	Purchasing and Redeeming Fund Shares
A-5	Exchanges
A-5	Other Purchase and Exchange Limitations
A-5 Limitations on Excessive Trading
A-6 Disclosure of Portfolio Holdings
A-7 Other Information
A-10 For Fund Information

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Summary Sections

Alger Capital Appreciation Fund

Investment Objective

Alger Capital Appreciation Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Capital Appreciation Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.12%
Total Annual Fund Operating Expenses	.93%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$95	$296	$515	$1,143

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147.78% of the average value of its portfolio.

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Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary use of derivatives will involve entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund's performance. Forward currency contracts are subject to currency exchange rate risks and the risk of non-performance by the contract counterparty.

The following risks also apply:

•  Small and Mid Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited

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product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2012 16.75%	Worst Quarter: Q3 2011 -15.41%

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Average Annual Total Return as of December 31, 2014

	1 Year	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	13.50%	15.81%
Return After Taxes on Distributions	9.38%	13.97%
Return After Taxes on Distributions and Sale of Fund Shares	10.14%	12.19%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	13.05%	15.49%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Ankur Crawford, Ph.D. Senior Vice President, Senior Analyst and Portfolio Manager Since June 2015
Patrick Kelly, CFA Executive Vice President, Portfolio Manager and Head of Alger Capital Appreciation and Spectra Strategies Since September 2004

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger International Growth Fund

Investment Objective

Alger International Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger International Growth Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.71%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	.31%
Total Annual Fund Operating Expenses	1.27%
Expense Reimbursement*	.12%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.15%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2016 to the extent necessary to limit the total annual fund operating expenses of the Class I Shares of the Fund to 1.15% of the class's average daily net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$117	$391	$685	$1,523

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97.50% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the U.S. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA, which is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States. The Fund may also compare its performance to the MSCI Europe, Australasia, and Far East (EAFE) Index, which is an unmanaged, market capitalization-weighted index designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to

Prospectus 53/216

increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers, particularly emerging country issuers. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correspond precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks and the risk of non-performance by the contract counterparty.

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The following risks also apply:

•  Small and Mid Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class I Shares as of December 31 (%)

Best Quarter: Q2 2014 4.97%	Worst Quarter: Q3 2014 -4.24%

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Average Annual Total Return as of December 31, 2014

	1 Year	Since Inception
Class I (Inception 5/31/13)
Return Before Taxes	-3.24%	6.14%
Return After Taxes on Distributions	-3.74%	5.67%
Return After Taxes on Distributions and Sale of Fund Shares	-1.84%	4.48%
MSCI ACWI ex USA (reflects no deduction for fees, expenses or taxes)	-3.43%	4.19%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Portfolio Management

Manager:	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Pedro V. Marcal Senior Vice President and Portfolio Manager Since May 2013

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger International Growth Fund

Investment Objective

Alger International Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger International Growth Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.71%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.33%
Total Annual Fund Operating Expenses	1.04%
Expense Reimbursement*	.15%*
Total Annual Fund Operating Expenses After Expense Reimbursement	.89%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2016 to the extent necessary to limit the total annual fund operating expenses of the Class Z Shares of the Fund to .89% of the class's average daily net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$91	$316	$559	$1,257

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97.50% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the U.S. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA, which is an unmanaged market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States. The Fund may also compare its performance to the MSCI Europe, Australasia, and Far East (EAFE) Index, which is an unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the

Prospectus 59/216

underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers, particularly emerging country issuers. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks and the risk of non-performance by the contract counterparty.

The following risks also apply:

•  Small and Mid Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited

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product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Previously, the Fund followed different investment strategies under the name "Alger Large Cap Growth Fund" and was managed by a different portfolio manager. Performance prior to May 31, 2013 reflects that prior management style and does not reflect the Fund's current investment strategies and investment personnel. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q3 2012 14.29%	Worst Quarter: Q3 2011 -14.31%

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Average Annual Total Return as of December 31, 2014

	1 Year	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	-2.97%	7.14%
Return After Taxes on Distributions	-3.57%	6.88%
Return After Taxes on Distributions and Sale of Fund Shares	-1.68%	5.45%
MSCI ACWI ex USA (reflects no deduction for fees, expenses or taxes)	-3.43%	3.41%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Pedro V. Marcal Senior Vice President and Portfolio Manager Since May 2013

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

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Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger Mid Cap Growth Fund

Investment Objective

Alger Mid Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.76%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	.28%*
Total Annual Fund Operating Expenses	1.04%
Expense Reimbursement**	.05%**
Total Annual Fund Operating Expenses After Expense Reimbursement	.99%

*  Estimated based on Other Expenses of Class A Shares, restated to reflect Class Z Share fees.

**  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage and extraordinary expenses) through May 31, 2016, to the extent necessary to limit the annual operating expenses of the Fund's Class Z Shares to .99% of the class's average net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$101	$326	$569	$1,266

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 194.81% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on mid-sized companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2014, the market capitalization of the companies in these indexes ranged from $275.2 million to $33.5 billion.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

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Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks and the risk of non-performance by the contract counterparty.

The following risks may also apply:

•  Mid Cap Securities Risk – there may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to May 28, 2015. Historical performance prior to May 28, 2015 is that of the Fund's Class A Shares. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after

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taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 19.64%	Worst Quarter: Q4 2008 -32.40%

Average Annual Total Return as of December 31, 2014

	1 Year	5 Years	10 Years	Since 12/31/96
Class A (Inception 12/31/96)
Return Before Taxes	1.99%	11.83%	5.61%	8.44%
Return After Taxes on Distributions	1.99%	11.83%	4.41%	6.69%
Return After Taxes on Distributions and Sale of Fund Shares	1.13%	9.45%	4.04%	6.23%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	11.90%	16.94%	9.43%	8.76%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions

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and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Ankur Crawford, Ph.D. Senior Vice President, Senior Analyst and Portfolio Manager Since November 2010
Alex Goldman Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013
Teresa McRoberts Senior Vice President, Senior Analyst and Portfolio Manager Since February 2015
Michael Melnyk, CFA Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013
Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger SMid Cap Growth Fund

Investment Objective

Alger SMid Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger SMid Cap Growth Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	.21%
Total Annual Fund Operating Expenses	1.27%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$129	$403	$697	$1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91.59% of the average value of its portfolio.

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Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2014, the market capitalization of the companies in these indexes ranged from $30.7 million to $33.5 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks also apply:

•  Small and Mid Cap Securities Risk – there may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

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•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance prior to August 6, 2007, commencement of the Class I Share's operations, is that of the Fund's Class A Shares. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return For Class I Shares* as of December 31 (%)

Best Quarter: Q2 2009 18.02%	Worst Quarter: Q4 2008 -28.32%

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Average Annual Total Return as of December 31, 2014

	1 Year	5 Years	10 Years		Since 5/8/02
Class I (Inception 8/6/07)
Return Before Taxes	4.26%	13.26%	9.41	%*	8.83	%*
Return After Taxes on Distributions	0.82%	11.51%	8.33	%*	7.87	%*
Return After Taxes on Distributions and Sale of Fund Shares	4.86%	10.49%	7.64	%*	7.23	%*
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	7.05%	17.27%	9.37%		9.42%

*  Performance of the Fund's Class I Shares prior to August 6, 2007 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Jill Greenwald, CFA Executive Vice President and Portfolio Manager Since Inception (5/8/02)

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

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Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger SMid Cap Growth Fund

Investment Objective

Alger SMid Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger SMid Cap Growth Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.14%
Total Annual Fund Operating Expenses	.95%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$97	$303	$525	$1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91.59% of the average value of its portfolio.

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Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2014, the market capitalization of the companies in these indexes ranged from $30.7 million to $33.5 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Small and Mid Cap Securities Risk – there may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

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•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2012 14.36%	Worst Quarter: Q3 2011 -22.67%

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Average Annual Total Return as of December 31, 2014

	1 Year	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	4.63%	11.01%
Return After Taxes on Distributions	1.20%	8.88%
Return After Taxes on Distributions and Sale of Fund Shares	5.06%	8.50%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	7.05%	14.34%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Jill Greenwald, CFA Executive Vice President and Portfolio Manager Since Inception (5/8/02)

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger Small Cap Growth Fund

Investment Objective

Alger Small Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Small Cap Growth Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.22%
Total Annual Fund Operating Expenses	1.03%
Expense Reimbursement*	.04%*
Total Annual Fund Operating Expenses After Expense Reimbursement	.99%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2016 to the extent necessary to limit the annual operating expenses of Class Z Shares of the Fund to .99% of the class's average net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$101	$324	$565	$1,256

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 88.98% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad-based indexes of small capitalization stocks. At December 31, 2014, the market capitalization of the companies in these indexes ranged from $30.7 million to $7.3 billion.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

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The following risks also apply:

•  Small Cap Securities Risk – there may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q4 2011 15.48%	Worst Quarter: Q3 2011 -22.89%

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Average Annual Total Return as of December 31, 2014

	1 Year	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	0.15%	9.84%
Return After Taxes on Distributions	-2.42%	8.14%
Return After Taxes on Distributions and Sale of Fund Shares	2.18%	7.65%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	5.60%	13.64%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Jill Greenwald, CFA Executive Vice President and Portfolio Manager Since November 2001
Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

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Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger Small Cap Focus Fund

Investment Objective

Alger Small Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Small Cap Focus Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	1.09%
Total Annual Fund Operating Expenses	2.09%
Expense Reimbursement**	.74%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.35%

*  The expense information in the table has been restated to reflect the current Management Fees.

**  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage and extraordinary expenses) through August 6, 2016 to the extent necessary to limit the annual operating expenses of Class I Shares of the Fund to 1.35% of the class's average net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$137	$583	$1,056	$2,362

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91.91% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small capitalization stocks. At June 30, 2015, the market capitalization of the companies in the index ranged from $113.6 million to $4.7 billion. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks

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tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks also apply:

•  Small and Mid Cap Securities Risk – there may be greater risk in investing in companies with small market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

•  Less Diversified Portfolio Risk – the Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

•  Concentration Risk – since the Fund concentrates its investments in technology companies, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore because the field of medical technology is subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in those industries may be reflected in greater volatility of the stocks of companies operating in those areas. In addition, companies focused in the field of information technology can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prior to August 7, 2015, the Fund followed different investment strategies under the name "Alger Growth Opportunities Fund" and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel. Prior to August 7, 2015 the Fund compared its performance to the Russell 2500 Growth Index. From August 7 forward, the Fund will compare its performance to the Russell 2000 Growth Index to better reflect its investment strategies.

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Annual Total Return for Class I Shares as of December 31 (%)

Best Quarter: Q2 2009 22.64%	Worst Quarter: Q3 2011 -22.95%

Average Annual Total Return as of December 31, 2014

	1 Year	5 Years	Since Inception
Class I (Inception 3/3/08)
Return Before Taxes	1.99%	14.45%	8.36%
Return After Taxes on Distributions	-0.02%	12.29%	6.86%
Return After Taxes on Distributions and Sale of Fund Shares	2.77%	11.51%	6.60%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	5.60%	16.80%	11.11%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	7.05%	17.27%	11.02%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures;

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this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger Small Cap Focus Fund

Investment Objective

Alger Small Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Small Cap Focus Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	1.26%
Total Annual Fund Operating Expenses	2.01%
Expense Reimbursement**	0.91%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%

*  The expense information in the table has been restated to reflect the current Management Fees.

**  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through August 6, 2016 to the extent necessary to limit the annual operating expenses of Class Z Shares of the Fund to 1.10% of the class's average net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$112	$542	$999	$2,265

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91.91% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small capitalization stocks. At June 30, 2015, the market capitalization of the companies in the index ranged from $113.6 million to $4.7 billion. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks

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tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Small and Mid Cap Securities Risk – there may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Less Diversified Portfolio Risk – the Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

•  Concentration Risk – since the Fund concentrates its investments in technology companies, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore because the field of medical technology is subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in those industries may be reflected in greater volatility of the stocks of companies operating in those areas. In addition, companies focused in the field of information technology can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prior to August 7, 2015, the Fund followed different investment strategies under the name "Alger Growth Opportunities Fund" and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel. Prior to August 7, 2015 the Fund compared its performance to the Russell 2500 Growth Index. From August 7 forward the Fund will compare its performance to the Russell 2000 Growth Index to better reflect its investment strategies.

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Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2012 14.33%	Worst Quarter: Q3 2011 -22.98%

Average Annual Total Return as of December 31, 2014

	1 Year	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	2.16%	11.26%
Return After Taxes on Distributions	0.16%	8.65%
Return After Taxes on Distributions and Sale of Fund Shares	2.87%	8.73%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	5.60%	13.64%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	7.05%	14.34%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures;

Prospectus 95/216

this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger Health Sciences Fund

Investment Objective

Alger Health Sciences Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	.16%*
Total Annual Fund Operating Expenses	.97%

*  Estimated based on Other Expenses of Class A Shares, restated to reflect Class Z Share fees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$99	$309	$536	$1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 167.94% of the average value of its portfolio.

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Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

•  hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

•  companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

•  producers and manufacturers of medical, dental and optical supplies and equipment.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

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Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks and the risk of non-performance by the contract counterparty.

The following risks also apply:

•  Small and Mid Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  Concentration Risk – since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

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An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to May 28, 2015. Historical performance prior to May 28, 2015 is that of the Fund's Class A Shares. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 12.90%	Worst Quarter: Q4 2008 -16.20%

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Average Annual Total Return as of December 31, 2014

	1 Year	5 Years	10 Years	Since Inception (5/1/02)
Class A
Return Before Taxes	15.61%	14.74%	10.87%	12.19%
Return After Taxes on Distributions	8.75%	11.93%	9.08%	10.59%
Return After Taxes on Distributions and Sale of Fund Shares	12.15%	11.32%	8.54%	9.88%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%	7.33%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since October 2005
Teresa McRoberts Senior Vice President, Senior Analyst and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000.

Prospectus 101/216

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger Growth & Income Fund

Investment Objective

Alger Growth & Income Fund seeks to provide capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Growth & Income Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.585%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.465%
Total Annual Fund Operating Expenses	1.05%
Expense Reimbursement*	.10%*
Total Annual Fund Operating Expenses After Expense Reimbursement	.95%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2016 to the extent necessary to limit the annual operating expenses of Class Z Shares of the Fund to .95% of the class's average net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$97	$324	$570	$1,274

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21.20% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, Fred Alger Management, Inc, classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend-paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization stocks. At December 31, 2014, the market capitalization of the companies in this index ranged from $2.9 billion to $665.6 billion.

Principal Risks

Equity Securities Risk – As with any portfolio that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred

Prospectus 104/216

securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Income-Producing Securities Risk – companies may cut or fail to declare dividends due to market downturns or other reasons.

•  Small and Mid Cap Securities Risk – there may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2013 10.60%	Worst Quarter: Q1 2014 1.26%

Average Annual Total Return as of December 31, 2014

	1 Year	Since 3/1/12
Class Z (Inception 3/1/12)
Return Before Taxes	12.44%	15.94%
Return After Taxes on Distributions	10.61%	14.63%
Return After Taxes on Distributions and Sale of Fund Shares	7.70%	12.01%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	17.82%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

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Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2011
Gregory S. Adams, CFA Senior Vice President, Director of Quantitative & Risk Management and Portfolio Manager Since April 2012

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Introduction: The Alger Funds

The investment objective, principal strategy and primary risks of each Fund are discussed individually above. Each of Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund and Alger Health Sciences Fund has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days' prior notice of any change with respect to this policy. Other than Alger International Growth Fund, each Fund's investment objective may be changed by the Board of Trustees without shareholder approval. A Fund will provide its shareholders with at least 60 days' prior notice of any change to its investment objective.

Each Fund invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. or foreign exchanges or in the over-the-counter market. The Funds invest primarily in "growth" stocks. Fred Alger Management, Inc. ("Alger Management" or the "Manager") believes that these companies tend to fall into one of two categories:

•  High Unit Volume Growth

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  Positive Life Cycle Change

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

Several of the Funds must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

Each Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, each Fund may engage in active trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

The Alger Funds (the "Trust") offers eight portfolios: Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences Fund and Alger Growth & Income Fund. Only Class I Shares and Class Z Shares of Alger International Growth Fund, Alger SMid Cap Growth Fund and Alger Small Cap Focus Fund, and Class Z Shares of Alger Capital Appreciation Fund, Alger

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Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Health Sciences Fund and Alger Growth & Income Fund are offered by this Prospectus. You may obtain a copy of the prospectus offering Class A, Class B and Class C Shares of the Funds by writing the Trust c/o Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480, or calling (800) 992-3863, or at the Trust's website at http://www.alger.com.

Performance

The bar charts and the tables in the Summary Sections give you some indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year and by showing how each Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. The table for each Fund also shows the effect of taxes on the returns of shares of the Fund. These after-tax returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown may not be relevant to investors owning Fund Shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad-based index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

•  Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

•  Russell 2500 Growth Index: An index of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation.

•  Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

•  S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market.

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•  Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States.

Hypothetical Investment and Expense Information

The chart below is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Alger Capital Appreciation Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.07%	8.31%	12.71%	17.30%	22.08%	27.04%	32.21%	37.60%	43.20%	49.02%
End Investment Balance	$10,407	$10,831	$11,271	$11,730	$12,208	$12,704	$13,221	$13,760	$14,320	$14,902
Annual Expense	$95	$99	$103	$107	$111	$116	$121	$125	$131	$136

Alger International Growth Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.15%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.85%	7.72%	11.74%	15.91%	20.23%	24.72%	29.37%	34.20%	39.20%	44.39%
End Investment Balance	$10,385	$10,772	$11,174	$11,591	$12,023	$12,472	$12,937	$13,420	$13,920	$14,439
Annual Expense	$117	$134	$139	$145	$150	$156	$161	$167	$174	$180
Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.89%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.11%	8.23%	12.52%	16.97%	21.61%	26.42%	31.43%	36.63%	42.04%	47.67%
End Investment Balance	$10,411	$10,823	$11,252	$11,697	$12,161	$12,642	$13,143	$13,663	$14,204	$14,767
Annual Expense	$91	$110	$115	$119	$124	$129	$134	$139	$145	$151

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Alger Mid Cap Growth Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.99%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.01%	8.13%	12.41%	16.86%	21.49%	26.30%	31.30%	36.50%	41.91%	47.53%
End Investment Balance	$10,401	$10,813	$11,241	$11,686	$12,149	$12,630	$13,130	$13,650	$14,191	$14,753
Annual Expense	$101	$110	$115	$119	$124	$129	$134	$139	$145	$151

Alger SMid Cap Growth Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.73%	7.60%	11.61%	15.78%	20.09%	24.57%	29.22%	34.04%	39.04%	44.23%
End Investment Balance	$10,373	$10,760	$11,161	$11,578	$12,009	$12,457	$12,922	$13,404	$13,904	$14,423
Annual Expense	$129	$134	$139	$144	$150	$155	$161	$167	$173	$180

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.05%	8.26%	12.65%	17.21%	21.96%	26.90%	32.04%	37.38%	42.95%	48.74%
End Investment Balance	$10,405	$10,826	$11,265	$11,721	$12,196	$12,690	$13,204	$13,738	$14,295	$14,874
Annual Expense	$97	$101	$105	$109	$114	$118	$123	$128	$133	$139

Alger Small Cap Growth Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.99%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.01%	8.14%	12.43%	16.90%	21.54%	26.36%	31.38%	36.59%	42.02%	47.65%
End Investment Balance	$10,401	$10,814	$11,243	$11,690	$12,154	$12,636	$13,138	$13,659	$14,202	$14,765
Annual Expense	$101	$109	$114	$118	$123	$128	$133	$138	$143	$149

Alger Small Cap Focus Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.35%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.65%	6.67%	9.77%	12.96%	16.25%	19.63%	23.12%	26.70%	30.39%	34.18%
End Investment Balance	$10,365	$10,667	$10,977	$11,296	$11,625	$11,963	$12,312	$12,670	$13,039	$13,418
Annual Expense	$137	$220	$226	$233	$240	$247	$254	$261	$269	$276

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Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.10%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.90%	7.01%	10.21%	13.50%	16.89%	20.39%	23.99%	27.70%	31.52%	35.45%
End Investment Balance	$10,390	$10,701	$11,021	$11,350	$11,689	$12,039	$12,399	$12,770	$13,152	$13,545
Annual Expense	$112	$212	$218	$225	$232	$238	$246	$253	$261	$268

Alger Health Sciences Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.03%	8.22%	12.58%	17.12%	21.84%	26.75%	31.86%	37.17%	42.70%	48.45%
End Investment Balance	$10,403	$10,822	$11,258	$11,712	$12,184	$12,675	$13,186	$13,717	$14,270	$14,845
Annual Expense	$99	$103	$107	$111	$116	$121	$125	$130	$136	$141

Alger Growth & Income Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.95%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.05%	8.16%	12.43%	16.87%	21.49%	26.29%	31.28%	36.46%	41.85%	47.46%
End Investment Balance	$10,405	$10,816	$11,243	$11,687	$12,149	$12,629	$13,128	$13,646	$14,185	$14,746
Annual Expense	$97	$111	$116	$120	$125	$130	$135	$141	$146	$152

Additional Information About the Funds' Investment Strategies and Investments

Investment Objectives

Each of Alger Capital Appreciation Fund, Alger International Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund and Alger Small Cap Focus Fund seeks long-term capital appreciation. Alger Growth & Income Fund seeks to provide capital appreciation and current income.

Principal Investment Strategies and Related Risks

Alger Capital Appreciation Fund

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential.

Alger International Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies (i) that

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are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the U.S. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA, which is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States. The Fund may also compare its performance to the MSCI Europe, Australasia, and Far East (EAFE) Index, which is an unmanaged, market capitalization-weighted index designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks.

Alger Mid Cap Growth Fund

The Fund focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks.

Alger SMid Cap Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that the Manager believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end.

Alger Small Cap Growth Fund

The Fund focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total

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market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad-based indexes of small capitalization stocks.

Alger Small Cap Focus Fund

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small capitalization stocks. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. For this purpose, technology companies are defined as companies engaged in the following industries: information technology services; biotechnology; health care technology; communications equipment; electronic equipment, instruments and components; health care equipment and supplies; internet software and services; life sciences tools and services; software; health care providers and services; technology hardware, storage and peripherals; pharmaceuticals; and semiconductors and semiconductor equipment. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

The Fund may have substantial holdings in technology companies, and companies in similar industries may be similarly affected by particular economic or market events. Since the Fund concentrates its investments in technology companies, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because the field of medical technology is subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in those industries may be reflected in greater volatility of the stocks of companies operating in those areas. Companies focused in the field of information technology can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Alger Health Sciences Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings

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or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

•  hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

•  companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

•  producers and manufacturers of medical, dental and optical supplies and equipment.

Since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in the applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

Alger Growth & Income Fund

The Fund invests primarily in equity securities such as common or preferred stocks which the Manager believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, the Manager classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization stocks.

It is possible that companies in which the Fund invests may cut or fail to declare dividends due to market downturns or other reasons.

Equity Securities

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. Each Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund's investments

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may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in a Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Investing in Midcap or Smallcap Companies

There is a possibility of greater risk by investing in medium-capitalization or small-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. In addition, it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of medium market capitalization or smaller market capitalization.

Options

Each of Alger International Growth Fund, Alger Mid Cap Growth Fund, and Alger Health Sciences Fund may purchase put and call options and sell (write) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities or to provide diversification of risk. For example, a Fund may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Fund contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Fund writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Fund will realize as a profit the premium it received.

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of

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the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying security to the option holder and will not participate in any increase in the security's value above that price. When a put option written by the fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in a Fund's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.

Forward Currency Contracts

Each of Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, and Alger Health Sciences Fund may enter into foreign currency contracts for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency for investment purposes. A forward currency contract involves a privately negotiated obligation by the Fund to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. Entering into forward currency contracts will subject the Fund to risks, including, in particular, currency exchange rate risks and the risk of non-performance by the contract counterparty.

Leverage

Alger Capital Appreciation Fund, Alger SMid Cap Growth Fund and Alger Small Cap Focus Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Funds have the potential to increase their returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. There is a risk that the cost of borrowing money to leverage may exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

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Foreign Securities

Alger International Growth Fund invests primarily in equity securities of foreign companies. Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

Investing in emerging market countries involves higher levels of risk, including increased securities, currency, information, liquidity, industry, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose a Fund to operational and other risks as well. Some countries may have restrictions that could limit a Fund's access to attractive opportunities. Emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value. Additionally, some countries may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Investment in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

U.S. Government Securities

U.S. Government Securities are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

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Illiquid and Restricted Securities

Each Fund may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. A Fund may not invest more than 15% of its net assets (10% of net assets with respect to Alger International Growth Fund) in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, a Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

Each Fund may invest in other securities that are not its principal strategy. The investment risks associated with such other investments are not principal risks of the Fund. These strategies and risks are described in the Statement of Additional Information. You should read that information carefully.

Management and Organization

Manager

Fred Alger Management, Inc.
360 Park Avenue South
New York, NY 10010

The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2014) approximately $15.6 billion in mutual fund assets as well as $6.8 billion in other assets. The Manager makes investment decisions for each Fund and continuously reviews its investment programs. These management responsibilities are subject to the supervision of the Board of Trustees. The Funds pay the Manager fees at these annual rates based on a percentage of average daily net assets: Alger Capital Appreciation Fund – .81% for assets up to $2 billion, .65% for assets between $2 billion and $4 billion, and .60% for assets in excess of $4 billion; Alger International Growth Fund – .71% for assets up to $1 billion and .60% for assets in excess of $1 billion; Alger Mid Cap Growth Fund – .76% for assets up to $1 billion

Prospectus 119/216

and .70% for assets in excess of $1 billion; Alger SMid Cap Growth Fund and Alger Small Cap Growth Fund – .81% for assets up to $1 billion and .75% for assets in excess of $1 billion; Alger Small Cap Focus Fund – .75%; Alger Health Sciences Fund – .81% for assets up to $500 million and .65% for assets in excess of $500 million; and Alger Growth & Income Fund – .585% for assets up to $1 billion and .55% for assets in excess of $1 billion.

A discussion of the Trustees' basis for the approving the investment advisory agreement with respect to each Fund is available in the Fund's annual report to shareholders for its most recent October 31 fiscal year end.

Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio

Fund	Portfolio Managers	Since
Alger Capital Appreciation Fund	Ankur Crawford, Ph.D. Patrick Kelly, CFA	June 2015 September 2004
Alger International Growth Fund	Pedro V. Marcal	May 2013
Alger Mid Cap Growth Fund	Ankur Crawford, Ph.D. Alex Goldman Teresa McRoberts Michael Melnyk, CFA Christopher R. Walsh, CFA	November 2010 February 2013 February 2015 February 2013 February 2013
Alger SMid Cap Growth Fund	Jill Greenwald, CFA	Inception (5/8/02)
Alger Small Cap Growth Fund	Jill Greenwald, CFA Amy Y. Zhang, CFA	November 2001 February 2015
Alger Small Cap Focus Fund	Amy Y. Zhang, CFA	February 2015
Alger Health Sciences Fund	Dan C. Chung, CFA Teresa McRoberts	October 2005 February 2015
Alger Growth & Income Fund	Dan C. Chung, CFA Gregory S. Adams, CFA	January 2011 April 2012

•  Mr. Adams has been employed by the Manager since 2006. He became a Senior Vice President and the Director of Quantitative & Risk Management in 2006, and a portfolio manager in 2012. From 2006 through 2012, Mr. Adams was a Senior Analyst.

•  Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.

•  Ms. Crawford has been employed by the Manager since 2004. She became a portfolio manager, a Senior Vice President, and a Senior Analyst in 2010. She served as a Vice President and an Analyst from 2007 to 2010.

•  Mr. Goldman has been employed by the Manager since 2011. He became a Senior Vice President, a Senior Analyst and a portfolio manager in 2013. He served as a
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Vice President and an Analyst from 2011 through 2013. Prior to joining the Manager, he was a Research Analyst at Castlerock Management from 2006 to 2011.

•  Ms. Greenwald has been employed by the Manager since 2001 as a portfolio manager. She became an Executive Vice President in 2008.

•  Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008 and Head of Alger Capital Appreciation and Spectra Strategies in 2015.

•  Mr. Marcal has been employed by the Manager since February 2013 as a Senior Vice President and portfolio manager. Prior to joining the Manager, he was a Portfolio Manager at Allianz Global Investors (formerly Nicholas-Applegate Capital Management) from 1994 to 2013.

•   Ms. McRoberts has been employed by the Manager since 2015 as a Senior Vice President, a Senior Analyst and a Portfolio Manager. Prior to joining the Manager, she was a founder and partner of Bienville Health Science Partners, LP from September 2013 to January 2015. Ms. McRoberts was self-employed from November 2009 to September 2013.

•  Mr. Melnyk has been employed by the Manager since 2007. He became a Senior Vice President and a Senior Analyst in 2009, and a portfolio manager in 2013.

•  Mr. Walsh has been employed by the Manager since 2001. He became a portfolio manager and a Senior Analyst in 2007, and a Senior Vice President in 2008.

•  Ms. Zhang has been employed by the Manager since 2015 as a Senior Vice President and Portfolio Manager. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts that they manage, and their ownership of securities of the Fund.

Administrator

Pursuant to a separate Fund Administration Agreement, the Manager provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended.

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Each Fund pays the Administrator a fee at the annual rate of .0275% of the Fund's average daily net assets.

For more information, please see the Shareholder Information section beginning on Page A-1.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the table has been audited by Deloitte & Touche LLP whose report, along with each Fund's financial statements, is included in the Annual Report, which is available upon request.

As new classes of shares, financial highlights for Class Z Shares of Alger Mid Cap Growth Fund and Alger Health Sciences Fund are not available as of the date of this Prospectus.

Alger Growth Opportunities Fund became Alger Small Cap Focus Fund on August 7, 2015.

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The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund Class Z

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	From 12/29/10 (commencement of operations) to 10/31/11 (i)
Net asset value, beginning of period	$21.31	$16.68	$14.68	$14.52
Income from Investment Operations:
Net investment income (ii)	0.04	0.11	0.12	0.03
Net realized and unrealized gain on investments	3.53	4.76	1.88	0.13
Total from investment operations	3.57	4.87	2.00	0.16
Dividends from net investment income	—	(0.17)	—	—
Distributions from net realized gains	(1.53)	(0.07)	—	—
Net asset value, end of period	$23.35	$21.31	$16.68	$14.68
Total return (iii)	17.68%	29.58%	13.62%	1.10%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$286,186	$183,790	$37,956	$2,329
Ratio of gross expenses to average net assets	0.93%	0.93%	1.01%	7.14%
Ratio of expense reimbursements to average net assets	—	—	(0.04)%	(6.17)%
Ratio of net expenses to average net assets	0.93%	0.93%	0.97%	0.97%
Ratio of net investment income (loss) to average net assets	0.16%	0.58%	0.73%	0.25%
Portfolio turnover rate	147.78%	123.81%	142.32%	163.79%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

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The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger International Growth Fund Class I

	Year ended 10/31/14	From 5/31/13 (commencement of operations) to 10/31/13 (i)
Net asset value, beginning of period	$15.29	$13.94
Income From Investment Operations:
Net investment income (ii)	0.12	0.03
Net realized and unrealized gain (loss) on investments	(0.07)	1.32
Total from investment operations	0.05	1.35
Dividends from net investment income	(0.07)	—
Net asset value, end of period	$15.27	$15.29
Total return (iii)	0.31%	9.68%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$3,722	$157
Ratio of gross expenses to average net assets	1.27%	15.73%
Ratio of expense reimbursements to average net assets	(0.12)%	(14.58)%
Ratio of net expenses to average net assets	1.15%	1.15%
Ratio of net investment income (loss) to average net assets	0.76%	0.44%
Portfolio turnover rate	97.50%	217.57%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

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The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger International Growth Fund Class Z

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	From 12/29/10 (commencement of operations) to 10/31/11 (i)
Net asset value, beginning of period	$15.35	$12.66	$11.94	$11.83
Income from Investment Operations:
Net investment income (ii)	0.13	0.33	0.08	0.04
Net realized and unrealized gain (loss) on investments	(0.04)	2.50	0.64	0.07
Total from investment operations	0.09	2.83	0.72	0.11
Dividends from net investment income	—	(0.14)	—	—
Net asset value, end of period	$15.44	$15.35	$12.66	$11.94
Total return (iii)	0.59%	22.56%	6.03%	0.90%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$8,573	$2,277	$20,217	$20,832
Ratio of gross expenses to average net assets	1.04%	1.12%	0.96%	1.01%
Ratio of expense reimbursements to average net assets	(0.15)%	(0.13)%	—	(0.02)%
Ratio of net expenses to average net assets	0.89%	0.99%	0.96%	0.99%
Ratio of net investment income (loss) to average net assets	0.82%	2.50%	0.65%	0.37%
Portfolio turnover rate	97.50%	217.57%	148.66%	66.70%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

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The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Growth Fund Class I

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$21.09	$16.88	$15.35	$14.57	$11.63
Income from Investment Operations:
Net investment loss (i)	(0.09)	(0.04)	(0.08)	(0.13)	(0.10)
Net realized and unrealized gain on investments	1.55	4.97	1.61	0.91	3.04
Total from investment operations	1.46	4.93	1.53	0.78	2.94
Distributions from net realized gains	(3.01)	(0.72)	—	—	—
Net asset value, end of period	$19.54	$21.09	$16.88	$15.35	$14.57
Total return (ii)	7.70%	30.34%	10.00%	5.40%	25.30%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$699,237	$692,445	$545,397	$420,089	$192,291
Ratio of gross expenses to average net assets	1.27%	1.31%	1.23%	1.21%	1.20%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.27%	1.31%	1.23%	1.21%	1.20%
Ratio of net investment income (loss) to average net assets	(0.45)%	(0.22)%	(0.45)%	(0.79)%	(0.78)%
Portfolio turnover rate	91.59%	95.67%	81.09%	64.83%	58.80%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

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The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Growth Fund Class Z

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	From 12/29/10 (commencement of operations) to 10/31/11 (i)
Net asset value, beginning of period	$21.11	$16.84	$15.28	$15.86
Income from Investment Operations:
Net investment income (loss) (ii)	(0.02)	0.02	(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	1.55	4.97	1.58	(0.51)
Total from investment operations	1.53	4.99	1.56	(0.58)
Distributions from net realized gains	(3.01)	(0.72)	—	—
Net asset value, end of period	$19.63	$21.11	$16.84	$15.28
Total return (iii)	8.07%	30.78%	10.21%	(3.70)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$52,091	$67,852	$54,965	$24,124
Ratio of gross expenses to average net assets	0.95%	0.96%	0.97%	1.06%
Ratio of expense reimbursements to average net assets	—	—	—	(0.07)%
Ratio of net expenses to average net assets	0.95%	0.96%	0.97%	0.99%
Ratio of net investment income (loss) to average net assets	(0.13)%	0.13%	(0.14)%	(0.51)%
Portfolio turnover rate	91.59%	95.67%	81.09%	64.83%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

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The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund Class Z

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	From 12/29/10 (commencement of operations) to 10/31/11 (i)
Net asset value, beginning of period	$10.01	$7.79	$7.14	$7.43
Income from Investment Operations:
Net investment loss (ii)	(0.04)	(0.02)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	0.20	2.55	0.67	(0.25)
Total from investment operations	0.16	2.53	0.65	(0.29)
Distributions from net realized gains	(1.13)	(0.31)	—	—
Net asset value, end of period	$9.04	$10.01	$7.79	$7.14
Total return (iii)	1.73%	33.67%	9.10%	(3.90)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$64,684	$79,723	$29,264	$26,137
Ratio of gross expenses to average net assets	1.03%	1.05%	1.04%	1.13%
Ratio of expense reimbursements to average net assets	(0.04)%	(0.06)%	(0.05)%	(0.14)%
Ratio of net expenses to average net assets	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	(0.45)%	(0.18)%	(0.28)%	(0.72)%
Portfolio turnover rate	88.98%	93.97%	72.59%	67.37%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

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The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class I

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$13.17	$11.00	$10.90	$10.29	$7.96
Income from Investment Operations:
Net investment loss (i)	(0.08)	(0.05)	(0.07)	(0.11)	(0.09)
Net realized and unrealized gain on investments	0.61	3.59	1.05	0.72	2.42
Total from investment operations	0.53	3.54	0.98	0.61	2.33
Distributions from net realized gains	(1.95)	(1.37)	(0.88)	—	—
Net asset value, end of period	$11.75	$13.17	$11.00	$10.90	$10.29
Total return (ii)	4.50%	36.31%	9.90%	5.90%	29.30%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$2,359	$2,034	$1,349	$2,075	$2,799
Ratio of gross expenses to average net assets	2.19%	2.43%	3.20%	2.43%	2.73%
Ratio of expense reimbursements to average net assets	(0.84)%	(1.08)%	(1.89)%	(1.18)%	(1.48)%
Ratio of net expenses to average net assets	1.35%	1.35%	1.31%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	(0.70)%	(0.46)%	(0.62)%	(0.96)%	(0.99)%
Portfolio turnover rate	91.91%	92.82%	63.81%	66.59%	64.25%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

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The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class Z

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	From 12/29/10 (commencement of operations) to 10/31/11 (i)
Net asset value, beginning of period	$13.16	$10.97	$10.85	$11.31
Income from Investment Operations:
Net investment loss (ii)	(0.05)	(0.02)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	0.61	3.58	1.04	(0.40)
Total from investment operations	0.56	3.56	1.00	(0.46)
Distributions from net realized gains	(1.95)	(1.37)	(0.88)	—
Net asset value, end of period	$11.77	$13.16	$10.97	$10.85
Total return (iii)	4.78%	36.61%	10.15%	(4.10)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$3,368	$3,202	$2,426	$1,964
Ratio of gross expenses to average net assets	2.11%	2.38%	2.69%	37.74%
Ratio of expense reimbursements to average net assets	(1.01)%	(1.28)%	(1.59)%	(36.64)%
Ratio of net expenses to average net assets	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	(0.45)%	(0.20)%	(0.38)%	(0.72)%
Portfolio turnover rate	91.91%	92.82%	63.81%	66.59%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

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The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund Class Z

	Year ended 10/31/14	Year ended 10/31/13	From 3/1/12 (commencement of operations) to 10/31/12 (i)
Net asset value, beginning of period	$29.64	$24.43	$23.83
Income from Investment Operations:
Net investment income (ii)	0.63	0.59	0.34
Net realized and unrealized gain on investments	4.00	5.14	0.59
Total from investment operations	4.63	5.73	0.93
Dividends from net investment income	(0.70)	(0.52)	(0.33)
Net asset value, end of period	$33.57	$29.64	$24.43
Total return (iii)	15.78%	23.74%	3.90%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$8,441	$2,306	$1,087
Ratio of gross expenses to average net assets	1.05%	1.36%	2.92%
Ratio of expense reimbursements to average net assets	(0.10)%	(0.41)%	(1.97)%
Ratio of net expenses to average net assets	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	1.98%	2.18%	2.14%
Portfolio turnover rate	21.20%	29.27%	45.36%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

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Shareholder Information

Distributor

Fred Alger & Company, Incorporated
360 Park Avenue South
New York, NY 10010

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and national holidays. It may close on other days from time to time.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Fund, especially Alger International Growth Fund ("International Fund"), Alger Emerging Markets Fund ("Emerging Fund") and Alger Global Growth Fund ("Global Fund"), that primarily invests in foreign securities principally listed on foreign exchanges that may trade on days the New York Stock Exchange is closed, the value of the Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The assets of each Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. Short-term money market instruments held by the Funds are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Funds. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the New York Stock Exchange, that the Manager

Prospectus A-1/A-10

believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

Except as noted below, all Funds declare and pay dividends and distributions annually. These Funds expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 20% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Participants in tax-deferred accounts ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their individual plan accounts.

Alger Growth & Income Fund declares and pays dividends from net investment income quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which they were earned.

Dividends and distributions may differ among classes of shares of a Fund. Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment days. No sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax

Prospectus A-2/A-10

situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Classes of Fund Shares

Each of Alger Small Cap Growth Institutional Fund, Alger Mid Cap Growth Institutional Fund and Alger Capital Appreciation Institutional Fund offers two classes of shares (Class I and R Shares). Each of Alger International Growth Fund and Alger SMid Cap Growth Fund offers five classes of shares (Class A, B, C, I and Z Shares). Each of Alger Green Fund and Alger Mid Cap Focus Fund offers three classes of shares (Class A, C and I Shares). Each of Alger Capital Appreciation Focus Fund, Alger Small Cap Focus Fund, Alger Spectra Fund, Alger Emerging Markets Fund, and Alger Global Growth Fund offers four classes of shares (Class A, C, I and Z Shares). Alger Dynamic Opportunities Fund offers three classes of shares (Class A, C and Z Shares). Each of Alger Capital Appreciation Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Health Sciences Fund and Alger Growth & Income Fund offers four classes of shares (Class A, B, C and Z shares). Class I, R and Z Shares are offered by this Prospectus. Class A, B and C Shares, which are offered in a separate prospectus, are each subject to a sales charge. Class I, R and Z Shares are generally offered only to institutional investors, including, but not limited to, qualified pension and retirement plans. Class I Shares are subject to Distribution and/or Shareholder Servicing Fees of 0.25%. Class R Shares are subject to an additional Distribution (12b-1) Fee of 0.50%. Class Z Shares have no Distribution or Shareholder Servicing Fees.

Purchasing and Redeeming Fund Shares

Class I Shares are available to institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, trusts funding charitable, religious and educational institutions and investors who invest through such institutions (or through an organization that processes investor orders on behalf of such institutions) and do so by paying a management, consulting or other fee to such institutions for the right to invest. Class R Shares are available to retirement and benefit plans and other institutional investors which place orders through financial intermediaries that perform administrative and/or other services for these accounts and that have entered into special arrangements with the Funds and/or the Distributor specifically for such orders. Class R Shares are generally not available to retail, traditional, simple and Roth IRAs, Coverdell Educational Savings, SEPs, SAR SEPs, and individual 403(b) and individual 529 tuition accounts.

The Funds' Class Z Shares, which are generally subject to a minimum initial investment of $500,000, provide an investment vehicle for qualified or non-qualified retirement or employment benefit plans; banks, bank trust departments and trust companies; Section 529 college savings plans; asset-based fee programs; fee-paying clients

Prospectus A-3/A-10

of a registered investment advisor; corporations; insurance companies; registered investment companies; foundations and endowments; charitable, religious and educational institutions; and individual investors.

The Distributor may waive the minimum initial investment of $500,000 for Class Z Shares of the Funds for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. As the Distributor has no information regarding the nature of the underlying shareholders in an omnibus account (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) it cannot aid in the substantiation of any such claims for a waiver of the minimum initial investment.

The Funds' shares can be purchased or redeemed on any day the New York Stock Exchange is open. Orders will be processed at the NAV next calculated after a purchase or redemption request is received in good order by the transfer agent or other agent appointed by the Distributor. All orders for purchase of shares are subject to acceptance or rejection by the Funds or their transfer agent. The transfer agent pays for redemptions within seven days after it accepts a redemption request.

Legislation passed by Congress in 2008 requires mutual funds to report both to the shareholder and to the Internal Revenue Service the "cost basis" of shares acquired on or after January 1, 2012 that are subsequently redeemed or exchanged. This reporting is not required for Fund shares held in retirement or other tax-advantaged accounts or to certain types of entities (such as C corporations).

If you are a direct shareholder, you may request your cost basis reported on Form 1099-B to be calculated using any one of the alternative methods offered by the Fund. Please contact the Fund to make, revoke, or change your election. If you do not affirmatively elect a cost basis method then the Fund will use the average cost basis method. If you hold Fund shares through a broker, please contact that broker with respect to the reporting of cost basis and available elections for your account.

Please note that you will continue to be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012. You are encouraged to consult your tax advisor regarding the application of the new cost basis reporting rules and, in particular, which cost basis calculation method is best for you.

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Exchanges

You can exchange shares of a Fund for shares of another Fund, subject to certain restrictions. Shares of the Funds can be exchanged or redeemed via telephone under certain circumstances. The Funds and Transfer Agent have reasonable procedures in place to determine that telephone instructions are genuine. They include requesting personal identification and recording calls. If the Funds and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions. For more information on telephone exchanges and redemptions, contact the Transfer Agent.

Other Purchase and Exchange Limitations

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Funds through an administrator or trustee that maintains a master or "omnibus" account with one or more Funds for trading on behalf of retirement plans and their participants, the Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Funds through your retirement plan.

Limitations on Excessive Trading

Each of the Funds, except for International Fund, Emerging Fund, and Global Fund, invests predominantly in U.S.-traded, highly liquid securities for which current New York Stock Exchange closing prices are readily available on a daily basis. Each of International Fund, Emerging Fund and Global Fund, may invest a significant amount of its assets in securities traded on foreign exchanges for which current New York Stock Exchange closing prices may not be readily available on a daily basis at the time the Fund prices its portfolio and determines its NAV per share. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Funds recognize that the presence of small capitalization and medium capitalization or foreign securities in a Fund's portfolio and other circumstances may invite frequent and/or short-term trading by Fund shareholders, for whatever reason implemented (including the perception that Funds that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers or that if the Fund invests primarily in foreign securities, it may be more susceptible to the risk of excessive short-term trading due to the potential for time zone arbitrage). Active trading may be attempted and may, if carried out on a large scale, impose burdens on the Funds' portfolio managers, interfere with the efficient management of a

Prospectus A-5/A-10

portfolio, increase the portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the portfolio and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns in each of the Funds.

The Board of Trustees has adopted policies and procedures to discourage frequent and/or short-term trading of Fund shares. These policies and procedures allow a Fund to reject purchase or exchange orders, on a temporary or permanent basis, or redeem all Fund shares from investors that the Manager believes, in its reasonable business judgment, are engaging in frequent and/or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and neither the Fund nor the Manager will be responsible for any losses you may suffer as a result.

In order to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Trustees, will, among other things, seek to monitor overall subscription, redemption and exchange activity, and isolate significant daily activity to determine if there appears to be market timing activity in an individual portfolio. While the Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts. The Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. For these and other reasons, there is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business

Prospectus A-6/A-10

purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 10 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. This agreement must be approved by the Funds' Chief Compliance Officer, President or Secretary.

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information will include, but not be limited to, relative weightings and characteristics of a Fund portfolios versus its peers or an index (such as P/E (or price to book) ratio, EPS forecasts, alpha, beta, capture ratio, standard deviation, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, return on equity statistics, geographic analysis, number of holdings, month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Funds at (800) 992-3863 to obtain such information.

Other Information

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive

Prospectus A-7/A-10

securities, you should expect to incur brokerage or other charges in converting the securities to cash. If a Fund pays large redemptions in cash, these transactions may increase the Fund's transaction costs and detract from the Fund's performance. Large purchases pose similar risks.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

Each Fund may pay the Distributor, Fred Alger & Company, Incorporated, or other entities, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing service and/or maintenance of shareholder accounts with respect to Class I and Class R Shares. This fee is included in the Fund's shareholder servicing fee. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

Additional Compensation. From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of a Fund's assets or 0.50% annually of a Fund's sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to request from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of a Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares. Each Fund and its agents reserve the right at any time to: reject or cancel all or any part of any purchase or exchange order; redeem all Fund shares modify any terms or conditions of purchase of shares of any Fund; or suspend, change or withdraw all or any part of the offering made by this prospectus. If the Fund rejects your purchase or

Prospectus A-8/A-10

exchange order, you may not be able to execute that transaction, and the Fund and its agents will not be responsible for any losses you may suffer as a result.

Redemptions by the Funds. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding Trust-sponsored retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount.

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For Fund Information:

By Telephone:  (800) 992-3362

By Mail:  Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02260-8480

Statement of Additional Information

For more detailed information about each Fund and its policies, please read the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number, at the Funds' website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

Annual and Semi-Annual Reports

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Funds' toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Fund documents are also available on the EDGARdatabase on the SEC's Internet site at http://www.sec.gov.

Quarterly Fund Holdings

Each Fund's most recent month-end portfolio holdings are available approximately sixty days after month-end on the Fund's website at www.alger.com. Each Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

Distributor: Fred Alger & Company, Incorporated

The Alger Institutional Funds  SEC File #811-7986

The Alger Funds  SEC File #811-1355

The Alger Funds II  SEC File #811-1743

Alger Global Growth Fund  SEC File #811-21308

Prospectus A-10/A-10

THE
ALGER FUNDS

Prospectus March 1, 2015, As Revised August 7, 2015

	Class	Ticker Symbol
Alger Capital Appreciation Fund	A B C	ACAAX ACAPX ALCCX
Alger International Growth Fund	A B C	ALGAX AFGPX ALGCX
Alger Mid Cap Growth Fund	A B C	AMGAX AMCGX AMGCX
Alger SMid Cap Growth Fund	A B C	ALMAX ALMBX ALMCX
Alger Small Cap Growth Fund	A B C	ALSAX ALSCX AGSCX
Alger Small Cap Focus Fund	A C	AOFAX AOFCX
Alger Health Sciences Fund	A B C	AHSAX AHSBX AHSCX
Alger Growth & Income Fund	A C	ALBAX ALBCX

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents

THE ALGER FUNDS
1	Summary Sections
1	Alger Capital Appreciation Fund
7	Alger International Growth Fund
14	Alger Mid Cap Growth Fund
21	Alger SMid Cap Growth Fund
27	Alger Small Cap Growth Fund
33	Alger Small Cap Focus Fund
40	Alger Health Sciences Fund
47	Alger Growth & Income Fund
53	Introduction: The Alger Funds
53	Performance
55	Hypothetical Investment and Expense Information
59	Additional Information About the Funds' Investment Strategies and Investments
66	Management and Organization
69	Financial Highlights
A-1	Shareholder Information
A-1	Distributor
A-1	Transfer Agent
A-1	Net Asset Value
A-2	Purchasing and Redeeming Fund Shares
A-3	Dividends and Distributions
A-3	Classes of Fund Shares
A-4	Sales Charges
A-7	Waivers of Sales Charges
A-9	Reduced Sales Charges
A-10	Investment Instructions
A-10	Special Instructions for Class B Shares
A-10	To Open an Account
A-11	To Make Additional Investments in an Existing Account
A-12	To Exchange Shares
A-12	To Redeem Shares
A-14	Limitations on Excessive Trading
A-15	Disclosure of Portfolio Holdings
A-16	Other Information
A-19	For Fund Information

Summary Sections

Alger Capital Appreciation Fund

Investment Objective

Alger Capital Appreciation Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

	Alger Capital Appreciation Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.18%	.22%	.19%
Total Annual Fund Operating Expenses	1.24%	2.03%	2.00%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

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would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$645	$898	$1,170	$1,946
Class B	$706	$937	$1,293	$2,155
Class C	$303	$627	$1,078	$2,327

You would pay the following expenses if you did not redeem your shares:

Class A	$645	$898	$1,170	$1,946
Class B	$206	$637	$1,093	$2,155
Class C	$203	$627	$1,078	$2,327

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147.78% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary use of derivatives will involve entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

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Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund's performance. Forward currency contracts are subject to currency exchange rate risks and the risk of non-performance by the contract counterparty.

The following risks also apply:

•  Small and Mid Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 20.60%	Worst Quarter: Q4 2008 -22.57%

Average Annual Total Return as of December 31, 2014

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	7.19%	13.80%	11.11%	8.93%
Return After Taxes on Distributions	3.26%	12.36%	10.40%	8.04%
Return After Taxes on Distributions and Sale of Fund Shares	6.46%	10.77%	9.08%	7.28%
Class B (Inception 11/1/93)	7.49%	13.86%	10.97%	8.89%
Class C (Inception 7/31/97)	11.35%	14.16%	10.86%	8.69%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	13.05%	15.81%	8.49%	6.94%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and

Prospectus 4/184

may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Ankur Crawford, Ph.D. Senior Vice President, Senior Analyst and Portfolio Manager Since June 2015
Patrick Kelly, CFA Executive Vice President, Portfolio Manager and Head of Alger Capital Appreciation and Spectra Strategies Since September 2004

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

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In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger International Growth Fund

Investment Objective

Alger International Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

	Alger International Growth Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.71%	.71%	.71%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.36%	.31%	.37%
Total Annual Fund Operating Expenses	1.32%	2.02%	2.08%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

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would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$652	$921	$1,210	$2,032
Class B	$705	$934	$1,288	$2,168
Class C	$311	$652	$1,119	$2,410

You would pay the following expenses if you did not redeem your shares:

Class A	$652	$921	$1,210	$2,032
Class B	$205	$634	$1,088	$2,168
Class C	$211	$652	$1,119	$2,410

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97.50% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the U.S. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index

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(ACWI) ex USA, which is an unmanaged market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States. The Fund may also compare its performance to the MSCI Europe, Australasia, and Far East (EAFE) Index, which is an unmanaged, market capitalization-weighted index designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers, particularly emerging country issuers. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call

Prospectus 9/184

option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks and the risk of non-performance by the contract counterparty.

The following risks also apply:

•  Small and Mid Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Previously, the Fund followed different investment strategies under the name "Alger Large Cap Growth Fund" and was managed by a different portfolio manager. Performance prior to May 31, 2013 reflects that prior management style and does not reflect the Fund's current investment strategies and investment personnel. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 15.77%	Worst Quarter: Q4 2008 -26.33%

Average Annual Total Return as of December 31, 2014

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	-8.51%	6.81%	4.02%	5.32%
Return After Taxes on Distributions	-8.90%	6.64%	3.93%	4.55%
Return After Taxes on Distributions and Sale of Fund Shares	-4.81%	5.27%	3.14%	4.13%
Class B (Inception 11/11/86)	-8.91%	6.92%	4.02%	5.29%
Class C (Inception 7/31/97)	-5.02%	5.93%	3.80%	5.09%
MSCI ACWI ex USA (reflects no deduction for fees, expenses or taxes)	-3.43%	4.89%	5.59%	5.54%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and

Prospectus 11/184

may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Pedro V. Marcal Senior Vice President and Portfolio Manager Since May 2013

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Prospectus 12/184

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 13/184

Alger Mid Cap Growth Fund

Investment Objective

Alger Mid Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

	Alger Mid Cap Growth Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.76%	.76%	.76%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.34%	.28%	.40%
Total Annual Fund Operating Expenses	1.35%	2.04%	2.16%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 14/184

would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$655	$930	$1,226	$2,064
Class B	$707	$940	$1,298	$2,192
Class C	$319	$676	$1,159	$2,493

You would pay the following expenses if you did not redeem your shares:

Class A	$655	$930	$1,226	$2,064
Class B	$207	$640	$1,098	$2,192
Class C	$219	$676	$1,159	$2,493

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 194.81% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on mid-sized companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2014, the market capitalization of the companies in these indexes ranged from $275.2 million to $33.5 billion.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the

Prospectus 15/184

underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks and the risk of non-performance by the contract counterparty.

The following risks may also apply:

•  Mid Cap Securities Risk – there may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Prospectus 16/184

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 19.64%	Worst Quarter: Q4 2008 -32.40%

Prospectus 17/184

Average Annual Total Return as of December 31, 2014

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	1.99%	11.83%	5.61%	8.44%
Return After Taxes on Distributions	1.99%	11.83%	4.41%	6.69%
Return After Taxes on Distributions and Sale of Fund Shares	1.13%	9.45%	4.04%	6.23%
Class B (Inception 5/24/93)	1.81%	11.89%	5.52%	8.39%
Class C (Inception 7/31/97)	5.74%	12.06%	5.31%	7.89%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	11.90%	16.94%	9.43%	8.76%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Ankur Crawford, Ph.D. Senior Vice President, Senior Analyst and Portfolio Manager Since November 2010
Alex Goldman Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013

Prospectus 18/184

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Teresa McRoberts Senior Vice President, Senior Analyst and Portfolio Manager Since February 2015
Michael Melnyk, CFA Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013
Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Prospectus 19/184

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger SMid Cap Growth Fund

Investment Objective

Alger SMid Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

	Alger SMid Cap Growth Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.21%	.25%	.22%
Total Annual Fund Operating Expenses	1.27%	2.06%	2.03%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 21/184

would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$648	$907	$1,185	$1,978
Class B	$709	$946	$1,308	$2,187
Class C	$306	$637	$1,093	$2,358

You would pay the following expenses if you did not redeem your shares:

Class A	$648	$907	$1,185	$1,978
Class B	$209	$646	$1,108	$2,187
Class C	$206	$637	$1,093	$2,358

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91.59% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2014, the market capitalization of the companies in these indexes ranged from $30.7 million to $33.5 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Prospectus 22/184

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Small and Mid Cap Securities Risk – there may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 17.85%	Worst Quarter: Q4 2008 -28.33%

Average Annual Total Return as of December 31, 2014

	1 Year	5 Years	10 Years	Since Inception (5/8/02)
Class A
Return Before Taxes	-1.22%	11.96%	8.72%	8.29%
Return After Taxes on Distributions	-4.52%	10.21%	7.64%	7.33%
Return After Taxes on Distributions and Sale of Fund Shares	1.65%	9.41%	7.04%	6.76%
Class B	-0.95%	12.05%	8.63%	8.23%
Class C	2.56%	12.32%	8.49%	7.98%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	7.05%	17.27%	9.37%	9.42%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C

Prospectus 24/184

Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Jill Greenwald, CFA Executive Vice President and Portfolio Manager Since Inception (5/8/02)

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new investments.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger Small Cap Growth Fund

Investment Objective

Alger Small Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

	Alger Small Cap Growth Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.29%	.30%	.34%
Total Annual Fund Operating Expenses	1.35%	2.11%	2.15%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 27/184

would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$655	$930	$1,226	$2,064
Class B	$714	$961	$1,334	$2,248
Class C	$318	$673	$1,154	$2,483

You would pay the following expenses if you did not redeem your shares:

Class A	$655	$930	$1,226	$2,064
Class B	$214	$661	$1,134	$2,248
Class C	$218	$673	$1,154	$2,483

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 88.98% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad-based indexes of small capitalization stocks. At December 31, 2014, the market capitalization of the companies in these indexes ranged from $30.7 million to $7.3 billion.

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Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks also apply:

•  Small and Mid Cap Securities Risk – there may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 29/184

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 20.75%	Worst Quarter: Q4 2008 -27.27%

Average Annual Total Return as of December 31, 2014

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	-5.44%	11.53%	8.00%	4.06%
Return After Taxes on Distributions	-7.88%	10.14%	7.33%	2.93%
Return After Taxes on Distributions and Sale of Fund Shares	-1.08%	9.14%	6.50%	3.02%
Class B (Inception 11/11/86)	-5.30%	11.81%	8.02%	4.06%
Class C (Inception 7/31/97)	-1.86%	11.66%	7.67%	4.04%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	5.60%	16.80%	8.54%	6.48%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and

Prospectus 30/184

may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Jill Greenwald, CFA Executive Vice President and Portfolio Manager Since November 2001
Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

Prospectus 31/184

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 32/184

Alger Small Cap Focus Fund

Investment Objective

Alger Small Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

	Alger Small Cap Focus Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%*	1.00%
Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	1.12%	1.14%
Total Annual Fund Operating Expenses	2.12%	2.89%
Expense Reimbursement***	.52%**	.64%**
Total Annual Fund Operating Expenses After Expense Reimbursement	1.60%	2.25%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

**  The expense information in the table has been restated to reflect the current Management Fees.

***  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through August 6, 2016, to the extent necessary to limit the annual operating expenses of the Fund's Class A Shares to 1.60%, and Class C Shares to 2.25%, of the class's average net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you

Prospectus 33/184

invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$679	$1,107	$1,559	$2,809
Class C	$328	$835	$1,467	$3,168

You would pay the following expenses if you did not redeem your shares:

Class A	$679	$1,107	$1,559	$2,809
Class C	$228	$835	$1,467	$3,168

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91.91% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small capitalization stocks. At June 30, 2015, the market capitalization of the companies in the index ranged from $113.6 million to $4.7 billion. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new
Prospectus 34/184

technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Small and Mid Cap Securities Risk – there may be greater risk in investing in companies with small market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Less Diversified Portfolio Risk – the Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

•  Concentration Risk – since the Fund concentrates its investments in technology companies, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because the field of medical technology is subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in

Prospectus 35/184

those industries may be reflected in greater volatility of the stocks of companies operating in those areas. In addition, companies focused in the field of information technology can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prior to August 7, 2015, the Fund followed different investment strategies under the name "Alger Growth Opportunities Fund" and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel. Prior to August 7, 2015 the Fund compared its performance to the Russell 2500 Growth Index. From August 7 forward, the Fund will compare its performance to the Russell 2000 Growth Index to better reflect its investment strategies.

Prospectus 36/184

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 22.50%	Worst Quarter: Q3 2011 -23.02%

Average Annual Total Return as of December 31, 2014

	1 Year	5 Years	Since Inception (3/3/08)
Class A
Return Before Taxes	-3.70%	12.94%	7.27%
Return After Taxes on Distributions	-5.63%	10.78%	5.76%
Return After Taxes on Distributions and Sale of Fund Shares	-0.51%	10.25%	5.70%
Class C	0.02%	13.38%	7.32%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	5.60%	16.80%	11.11%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	7.05%	17.27%	11.02%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After

Prospectus 37/184

Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Prospectus 38/184

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger Health Sciences Fund

Investment Objective

Alger Health Sciences Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

	Alger Health Sciences Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.25%	.29%	.25%
Total Annual Fund Operating Expenses	1.31%	2.10%	2.06%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 40/184

would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$651	$918	$1,205	$2,021
Class B	$713	$958	$1,329	$2,229
Class C	$309	$646	$1,108	$2,390

You would pay the following expenses if you did not redeem your shares:

Class A	$651	$918	$1,205	$2,021
Class B	$213	$658	$1,129	$2,229
Class C	$209	$646	$1,108	$2,390

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 167.94% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

•  hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

•  companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

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•  producers and manufacturers of medical, dental and optical supplies and equipment.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to

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currency exchange rate risks and the risk of non-performance by the contract counterparty.

The following risks also apply:

•  Small and Mid Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  Concentration Risk – since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 12.90%	Worst Quarter: Q4 2008 -16.20%

Average Annual Total Return as of December 31, 2014

	1 Year	5 Years	10 Years	Since Inception (5/1/02)
Class A
Return Before Taxes	15.61%	14.74%	10.87%	12.19%
Return After Taxes on Distributions	8.75%	11.93%	9.08%	10.59%
Return After Taxes on Distributions and Sale of Fund Shares	12.15%	11.32%	8.54%	9.88%
Class B	16.34%	14.84%	10.76%	12.12%
Class C	20.16%	15.09%	10.61%	11.86%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%	7.33%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C

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Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since October 2005
Teresa McRoberts Senior Vice President, Senior Analyst and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new investments.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

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Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger Growth & Income Fund

Investment Objective

Alger Growth & Income Fund seeks to provide capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

	Alger Growth & Income Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%*	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.585%	.585%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.345%	.345%
Total Annual Fund Operating Expenses	1.18%	1.93%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

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would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$639	$880	$1,140	$1,882
Class C	$296	$606	$1,042	$2,254

You would pay the following expenses if you did not redeem your shares:

Class A	$639	$880	$1,140	$1,882
Class C	$196	$606	$1,042	$2,254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21.20% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, Fred Alger Management, Inc. classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization stocks. At

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December 31, 2014, the market capitalization of the companies in this index ranged from $2.9 billion to $665.6 billion.

Principal Risks

Equity Securities Risk – As with any portfolio that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Income-Producing Securities Risk – companies may cut or fail to declare dividends due to market downturns or other reasons.

•  Small and Mid Cap Securities Risk – there may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Previously, the Fund followed a different investment objective and different strategies under the name "Alger Balanced Fund." Performance prior to April 1, 2011 does not reflect the Fund's current

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investment objective and strategies. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q4 2011 12.45%	Worst Quarter: Q4 2008 -17.68%

Average Annual Total Return as of December 31, 2014

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	6.30%	12.02%	7.00%	7.92%
Return After Taxes on Distributions	4.69%	11.11%	6.26%	6.85%
Return After Taxes on Distributions and Sale of Fund Shares	4.20%	9.22%	5.31%	6.09%
Class C (Inception 7/31/97)	10.34%	12.40%	6.78%	7.68%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%	7.81%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

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In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2011
Gregory S. Adams, CFA Senior Vice President, Director of Quantitative & Risk Management and Portfolio Manager Since April 2012

Shareholder Information

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

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In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Introduction: The Alger Funds

The investment objective, principal strategy and primary risks of each Fund are discussed individually above. Each Fund other than Alger Capital Appreciation Fund, Alger Small Cap Focus Fund and Alger Growth & Income Fund has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy. Other than Alger International Growth Fund, each Fund's investment objective may be changed by the Board of Trustees without shareholder approval. A Fund will provide its shareholders with at least 60 days' prior notice of any change to its investment objective.

All of the Funds invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. or foreign exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Funds' Manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  High Unit Volume Growth

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  Positive Life Cycle Change

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

Each Fund other than Alger Capital Appreciation Fund, Alger International Growth Fund, and Alger Health Sciences Fund must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

Each Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, each Fund may engage in active trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Performance

The bar charts and the tables in the Summary Sections give you some indication of the risks of investing in the Funds by showing changes in each Fund's performance

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from year to year and by showing how each Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar charts, the annual returns for all Funds are generally subject to a front-end sales charge at a maximum rate of 5.25% that is not reflected. If the bar charts reflected applicable sales charges, returns would be less than those shown. In the tables below the bar charts, average annual returns for all Funds assume redemption at the end of each period shown and reflect all current applicable sales charges. Prior to April 1, 2004, Class C shares were generally subject to an initial sales charge of 1% on purchases up to $1.0 million. The tables for all Funds also show the effect of taxes on the Funds' returns by presenting after-tax returns for Class A Shares. (After-tax returns for the other classes will vary.) These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown may not be relevant to investors owning Fund shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad-based index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

•  Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

•  Russell 2500 Growth Index: An index of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation.

•  Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

•  S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market.

•  Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States.

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Hypothetical Investment and Expense Information

The chart below is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period;

•  Your investment has a 5% return before expenses each year; and

•  The maximum initial sales charge is applied.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

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Alger Capital Appreciation Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.49%	2.21%	6.06%	10.04%	14.18%	18.48%	22.93%	27.55%	32.35%	37.33%
End Investment Balance	$9,831	$10,201	$10,584	$10,982	$11,395	$11,824	$12,268	$12,730	$13,208	$13,705
Annual Expense	$645	$124	$129	$134	$139	$144	$149	$155	$161	$167
Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	1.24%	1.24%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.97%	6.03%	9.18%	12.42%	15.76%	19.20%	22.74%	26.38%	31.13%	36.06%
End Investment Balance	$10,297	$10,603	$10,918	$11,242	$11,576	$11,920	$12,274	$12,638	$13,113	$13,606
Annual Expense	$206	$212	$218	$225	$232	$238	$246	$253	$160	$166
Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.00%	6.09%	9.27%	12.55%	15.93%	19.41%	22.99%	26.68%	30.48%	34.39%
End Investment Balance	$10,300	$10,609	$10,927	$11,255	$11,593	$11,941	$12,299	$12,668	$13,048	$13,439
Annual Expense	$203	$209	$215	$222	$228	$235	$242	$250	$257	$265

Alger International Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.57%	2.05%	5.81%	9.70%	13.74%	17.92%	22.26%	26.76%	31.43%	36.26%
End Investment Balance	$9,824	$10,185	$10,560	$10,949	$11,352	$11,769	$12,202	$12,651	$13,117	$13,600
Annual Expense	$652	$132	$137	$142	$147	$153	$158	$164	$170	$176

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	1.32%	1.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.98%	6.05%	9.21%	12.46%	15.81%	19.27%	22.82%	26.48%	31.13%	35.96%
End Investment Balance	$10,298	$10,605	$10,921	$11,246	$11,581	$11,927	$12,282	$12,648	$13,113	$13,596
Annual Expense	$205	$211	$217	$224	$231	$237	$245	$252	$170	$176

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.92%	5.93%	9.02%	12.20%	15.48%	18.85%	22.32%	25.89%	29.57%	33.35%
End Investment Balance	$10,292	$10,593	$10,902	$11,220	$11,548	$11,885	$12,232	$12,589	$12,957	$13,335
Annual Expense	$211	$217	$224	$230	$237	$244	$251	$258	$266	$273

Prospectus 56/184

Alger MidCap Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.60%	1.99%	5.71%	9.57%	13.57%	17.72%	22.01%	26.47%	31.08%	35.87%
End Investment Balance	$9,821	$10,179	$10,551	$10,936	$11,335	$11,749	$12,178	$12,622	$13,083	$13,560
Annual Expense	$655	$135	$140	$145	$150	$156	$162	$167	$174	$180

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	1.35%	1.35%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.96%	6.01%	9.15%	12.38%	15.70%	19.13%	22.65%	26.28%	30.89%	35.67%
End Investment Balance	$10,296	$10,601	$10,915	$11,238	$11,570	$11,913	$12,265	$12,628	$13,089	$13,567
Annual Expense	$207	$213	$219	$226	$233	$240	$247	$254	$174	$180

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.84%	5.76%	8.76%	11.85%	15.03%	18.30%	21.66%	25.11%	28.66%	32.32%
End Investment Balance	$10,284	$10,576	$10,876	$11,185	$11,503	$11,830	$12,166	$12,511	$12,866	$13,232
Annual Expense	$219	$225	$232	$238	$245	$252	$259	$267	$274	$282

Alger SMid Cap Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.52%	2.15%	5.96%	9.92%	14.02%	18.27%	22.68%	27.26%	32.00%	36.93%
End Investment Balance	$9,828	$10,195	$10,575	$10,970	$11,379	$11,803	$12,244	$12,700	$13,174	$13,665
Annual Expense	$648	$127	$132	$137	$142	$147	$153	$158	$164	$170

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	1.27%	1.27%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.94%	5.97%	9.08%	12.29%	15.59%	18.99%	22.49%	26.09%	30.79%	35.67%
End Investment Balance	$10,294	$10,597	$10,908	$11,229	$11,559	$11,899	$12,249	$12,609	$13,079	$13,567
Annual Expense	$209	$215	$221	$228	$235	$242	$249	$256	$163	$169

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.97%	6.03%	9.18%	12.42%	15.76%	19.20%	22.74%	26.38%	30.14%	34.00%
End Investment Balance	$10,297	$10,603	$10,918	$11,242	$11,576	$11,920	$12,274	$12,638	$13,014	$13,400
Annual Expense	$206	$212	$218	$225	$232	$238	$246	$253	$260	$268

Prospectus 57/184

Alger Small Cap Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.60%	1.99%	5.71%	9.57%	13.57%	17.72%	22.01%	26.47%	31.08%	35.87%
End Investment Balance	$9,821	$10,179	$10,551	$10,936	$11,335	$11,749	$12,178	$12,622	$13,083	$13,560
Annual Expense	$655	$135	$140	$145	$150	$156	$162	$167	$174	$180

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.11%	2.11%	2.11%	2.11%	2.11%	2.11%	2.11%	2.11%	1.35%	1.35%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.89%	5.86%	8.92%	12.07%	15.31%	18.64%	22.07%	25.60%	30.18%	34.93%
End Investment Balance	$10,289	$10,586	$10,892	$11,207	$11,531	$11,864	$12,207	$12,560	$13,018	$13,493
Annual Expense	$214	$220	$227	$233	$240	$247	$254	$261	$173	$179

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.85%	5.78%	8.80%	11.90%	15.09%	18.37%	21.74%	25.21%	28.78%	32.45%
End Investment Balance	$10,285	$10,578	$10,880	$11,190	$11,509	$11,837	$12,174	$12,521	$12,878	$13,245
Annual Expense	$218	$224	$231	$237	$244	$251	$258	$265	$273	$281

Alger Small Cap Focus Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.60%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.85%	0.98%	3.88%	6.88%	9.95%	13.12%	16.38%	19.73%	23.18%	26.73%
End Investment Balance	$9,797	$10,079	$10,370	$10,668	$10,975	$11,292	$11,617	$11,951	$12,296	$12,650
Annual Expense	$679	$211	$217	$223	$229	$236	$243	$250	$257	$264

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.25%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.75%	4.92%	7.13%	9.39%	11.70%	14.06%	16.46%	18.92%	21.43%	23.99%
End Investment Balance	$10,275	$10,492	$10,713	$10,939	$11,170	$11,406	$11,646	$11,892	$12,143	$12,399
Annual Expense	$228	$300	$306	$313	$319	$326	$333	$340	$347	$355

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Alger Health Sciences Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.56%	2.07%	5.84%	9.74%	13.79%	17.99%	22.35%	26.86%	31.54%	36.40%
End Investment Balance	$9,825	$10,187	$10,563	$10,953	$11,357	$11,776	$12,211	$12,661	$13,128	$13,613
Annual Expense	$651	$131	$136	$141	$146	$152	$157	$163	$169	$175

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	1.31%	1.31%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.90%	5.88%	8.95%	12.11%	15.37%	18.71%	22.15%	25.70%	30.33%	35.14%
End Investment Balance	$10,290	$10,588	$10,895	$11,211	$11,537	$11,871	$12,215	$12,570	$13,033	$13,514
Annual Expense	$213	$219	$226	$232	$239	$246	$253	$260	$168	$174

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.94%	5.97%	9.08%	12.29%	15.59%	18.99%	22.49%	26.09%	29.79%	33.61%
End Investment Balance	$10,294	$10,597	$10,908	$11,229	$11,559	$11,899	$12,249	$12,609	$12,979	$13,361
Annual Expense	$209	$215	$221	$228	$235	$242	$249	$256	$264	$271

Alger Growth & Income Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.43%	2.34%	6.24%	10.30%	14.52%	18.89%	23.43%	28.15%	33.04%	38.13%
End Investment Balance	$9,837	$10,213	$10,603	$11,008	$11,428	$11,865	$12,318	$12,789	$13,277	$13,784
Annual Expense	$639	$118	$123	$128	$132	$137	$143	$148	$154	$160

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.07%	6.23%	9.50%	12.86%	16.32%	19.89%	23.57%	27.37%	31.28%	35.31%
End Investment Balance	$10,307	$10,623	$10,950	$11,286	$11,632	$11,989	$12,357	$12,737	$13,128	$13,531
Annual Expense	$196	$202	$208	$215	$221	$228	$235	$242	$250	$257

Additional Information About the Funds' Investment
Strategies and Investments

Investment Objectives

Each of Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund and Alger Health Sciences Fund seeks long-term capital
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appreciation. Alger Growth & Income Portfolio seeks to provide capital appreciation and current income.

Principal Investment Strategies and Related Risks

Alger Capital Appreciation Fund

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential.

Alger International Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the U.S. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA, which is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States. The Fund may also compare its performance to the MSCI Europe, Australasia, and Far East (EAFE) Index, which is an unmanaged, market capitalization-weighted index designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks.

Alger Mid Cap Growth Fund

The Fund focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks.

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Alger SMid Cap Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that the Manager believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end.

Alger Small Cap Growth Fund

The Fund focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad-based indexes of small capitalization stocks.

Alger Small Cap Focus Fund

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small capitalization stocks. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. For this purpose, technology companies are defined as companies engaged in the following industries: information technology services; biotechnology; health care technology; communications equipment; electronic equipment, instruments and components; health care equipment and supplies; internet software and services; life sciences tools and services; software; health care providers and services; technology hardware, storage and peripherals; pharmaceuticals; and semiconductors and semiconductor equipment. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

The Fund may have substantial holdings in technology companies, and companies in similar industries may be similarly affected by particular economic or market events. Since the Fund concentrates its investments in technology companies, the value of the

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Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because the field of medical technology is subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in those industries may be reflected in greater volatility of the stocks of companies operating in those areas. Companies focused in the field of information technology can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Alger Health Sciences Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

•  hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

•  companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

•  producers and manufacturers of medical, dental and optical supplies and equipment.

Since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in the applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

Alger Growth & Income Fund

The Fund invests primarily in equity securities such as common or preferred stocks which the Manager believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, the Manager classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of

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its total assets in dividend paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization stocks.

Companies in which the Fund invests may cut or fail to declare dividends due to market downturns or other reasons.

Equity Securities

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. Each Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in a Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Investing in Midcap or Smallcap Companies

There is a possibility of greater risk by investing in medium-capitalization or small-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. In addition, it may be difficult or impossible to liquidate a security position at a time and price acceptable to a Fund because of the potentially less frequent trading of stocks of medium market capitalization or smaller market capitalization.

Options

Each of Alger International Growth Fund, Alger Mid Cap Growth Fund, and Alger Health Sciences Fund may purchase put and call options and sell (write) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities or to provide diversification of risk. For example, a Fund may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Fund contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Fund writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Fund will realize as a profit the premium it received.

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A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying security to the option holder and will not participate in any increase in the security's value above that price. When a put option written by the fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in a Fund's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.

Forward Currency Contracts

Each of Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, and Alger Health Sciences Fund may enter into foreign currency contracts for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency for investment purposes. A forward currency contract involves a privately negotiated obligation by the Fund to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. Entering into forward currency contracts will subject the Fund to risks, including, in particular, currency exchange rate risks and the risk of non-performance by the contract counterparty.

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Leverage

Alger Capital Appreciation Fund, Alger SMid Cap Growth Fund, Alger Small Cap Focus Fund and Alger Health Sciences Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Funds have the potential to increase their returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. There is a risk that the cost of borrowing money to leverage may exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities

Alger International Growth Fund invests primarily in equity securities of foreign companies. Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

Investing in emerging market countries involves higher levels of risk, including increased securities, currency, information, liquidity, industry, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose a Fund to operational and other risks as well. Some countries may have restrictions that could limit a Fund's access to attractive opportunities. Emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value. Additionally, some countries may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Investment in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

U.S. Government Securities

U.S. Government Securities are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and

Prospectus 65/184

differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Illiquid and Restricted Securities

Each Fund may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. A Fund may not invest more than 15% of its net assets (10% of net assets with respect to Alger International Growth Fund) in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, each Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

Each Fund may invest in other securities that are not its principal strategy. The investment risks associated with such other investments are not principal risks of the Fund. These strategies and risks are described in the Statement of Additional Information. You should read that information carefully.

Management and Organization

Manager

Fred Alger Management, Inc.
360 Park Avenue South
New York, NY 10010

The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2014) approximately $15.6 billion in mutual fund assets as well as $6.8 billion in other assets. The Manager makes investment decisions for the Funds and continuously reviews their investment programs. These management responsibilities are subject to the supervision of the Board of Trustees. A discussion of the Trustees' basis for approving the advisory contract with respect to each of the Funds is available in the Funds' annual report to shareholders for its most recent

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October 31 fiscal year end. The Funds pay the Manager advisory fees at the following annual rates based on a percentage of average daily net assets: Alger Capital Appreciation Fund – .81% for assets up to $2 billion, .65% for assets between $2 billion and $4 billion, and .60% for assets in excess of $4 billion; Alger International Growth Fund – .71% for assets up to $1 billion and .60% for assets in excess of $1 billion; Alger Mid Cap Growth Fund – .76% for assets up to $1 billion and .70% for assets in excess of $1 billion; Alger SMid Cap Growth Fund and Alger Small Cap Growth Fund – .81% for assets up to $1 billion and .75% for assets in excess of $1 billion; Alger Small Cap Focus Fund – .75%; Alger Health Sciences Fund – .81% for assets up to $500 million and .65% for assets in excess of $500 million; and Alger Growth & Income Fund – .585% for assets up to $1 billion and .55% for assets in excess of $1 billion.

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Fund	Portfolio Manager(s) Primarily Responsible for Day-to-Day Management of the Fund's Portfolio	Since
Alger Capital Appreciation Fund	Ankur Crawford, Ph.D. Patrick Kelly, CFA	June 2015 September 2004
Alger International Growth Fund	Pedro V. Marcal	May 2013
Alger Mid Cap Growth Fund	Ankur Crawford, Ph.D. Alex Goldman Teresa McRoberts Michael Melnyk, CFA Christopher R. Walsh, CFA	November 2010 February 2013 February 2015 February 2013 February 2013
Alger SMid Cap Growth Fund	Jill Greenwald, CFA	Inception (5/8/02)
Alger Small Cap Growth Fund	Jill Greenwald, CFA Amy Y. Zhang, CFA	November 2001 February 2015
Alger Small Cap Focus Fund	Amy Y. Zhang, CFA	February 2015
Alger Health Sciences Fund	Dan C. Chung, CFA Teresa McRoberts	October 2005 February 2015
Alger Growth & Income Fund	Dan C. Chung, CFA Gregory S. Adams, CFA	January 2011 April 2012

•  Mr. Adams has been employed by the Manager since 2006. He became a Senior Vice President and the Director of Quantitative & Risk Management in 2006, and a portfolio manager in 2012. From 2006 through 2012, Mr. Adams was a Senior Analyst.

•  Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.

Prospectus 67/184

•  Ms. Crawford has been employed by the Manager since 2004. She became a portfolio manager, a Senior Vice President, and a Senior Analyst in 2010. She served as a Vice President and an Analyst from 2007 to 2010.

•  Mr. Goldman has been employed by the Manager since 2011. He became a Senior Vice President, Senior Analyst and a portfolio manager in 2013. He served as a Vice President and Analyst from 2011 through 2013. Prior to joining the Manager, he was a Research Analyst at Castlerock Management from 2006 to 2011.

•  Ms. Greenwald has been employed by the Manager since 2001 as a portfolio manager. She became an Executive Vice President in 2008.

•  Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and the Head of Alger Capital Appreciation and Spectra Strategies in 2015.

•  Mr. Marcal has been employed by the Manager since 2013 as a Senior Vice President and portfolio manager. Prior to joining the Manager, he was a Portfolio Manager at Allianz Global Investors (formerly Nicholas-Applegate Capital Management) from 1994 to 2013.

•   Ms. McRoberts has been employed by the Manager since 2015 as a Senior Vice President, Senior Analyst and Portfolio Manager. Prior to joining the Manager, she was a founder and partner of Bienville Health Science Partners, LP from September 2013 to January 2015. Ms. McRoberts was self-employed from November 2009 to September 2013.

•  Mr. Melnyk has been employed by the Manager since 2007. He became a Senior Vice President and a Senior Analyst in 2009, and a portfolio manager in 2013.

•  Mr. Walsh has been employed by the Manager since 2001. He became a portfolio manager and a Senior Analyst in 2007, and a Senior Vice President in 2008.

•  Ms. Zhang has been employed by the Manager since 2015 as a Senior Vice President and Portfolio Manager. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund securities.

Administrator

Pursuant to a separate Fund Administration Agreement, the Manager also provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's

Prospectus 68/184

shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended. Each Fund pays the Manager an administrative fee at the annual rate of 0.0275% of the Fund's average daily net assets.

For more information, please see the Shareholder Information section beginning on page A-1.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the table has been audited by Deloitte & Touche LLP whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request.

Alger Growth Opportunities Fund became Alger Small Cap Focus Fund on August 7, 2015.

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The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund Class A

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$21.18	$16.59	$14.64	$13.84	$11.48
Income from Investment Operations:
Net investment income (loss) (i)	(0.03)	0.11	0.05	(0.03)	(0.02)
Net realized and unrealized gain on investments	3.51	4.67	1.90	1.19	2.02
Total from investment operations	3.48	4.78	1.95	1.16	2.00
Dividends from net investment income	—	(0.12)	—	—	—
Distributions from net realized gains	(1.53)	(0.07)	—	—	—
Net asset value, end of period	$23.13	$21.18	$16.59	$14.64	$13.48
Total return (ii)	17.35%	29.11%	13.32%	8.60%	17.40%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$1,389,005	$1,217,389	$952,955	$753,348	$673,841
Ratio of gross expenses to average net assets	1.24%	1.26%	1.29%	1.31%	1.32%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.24%	1.26%	1.29%	1.31%	1.32%
Ratio of net investment income (loss) to average net assets	(0.14)%	0.58%	0.30%	(0.19)%	(0.19)%
Portfolio turnover rate	147.78%	123.81%	142.32%	163.79%	211.96%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 70/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund Class B

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$18.58	$14.57	$12.96	$12.04	$10.34
Income from Investment Operations:
Net investment loss (i)	(0.17)	(0.02)	(0.07)	(0.14)	(0.12)
Net realized and unrealized gain on investments	3.03	4.10	1.68	1.06	1.82
Total from investment operations	2.86	4.08	1.61	0.92	1.70
Distributions from net realized gains	(1.53)	(0.07)	—	—	—
Net asset value, end of period	$19.91	$18.58	$14.57	$12.96	$12.04
Total return (ii)	16.37%	28.13%	12.42%	7.60%	16.40%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$30,382	$33,068	$31,965	$37,124	$45,294
Ratio of gross expenses to average net assets	2.03%	2.05%	2.11%	2.15%	2.20%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.03%	2.05%	2.11%	2.15%	2.20%
Ratio of net investment income (loss) to average net assets	(0.93)%	(0.15)%	(0.52)%	(1.04)%	(1.05)%
Portfolio turnover rate	147.78%	123.81%	142.32%	163.79%	211.96%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 71/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund Class C

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$18.62	$14.62	$13.00	$12.07	$10.36
Income from Investment Operations:
Net investment loss (i)	(0.17)	(0.03)	(0.07)	(0.13)	(0.11)
Net realized and unrealized gain on investments	3.05	4.12	1.69	1.06	1.82
Total from investment operations	2.88	4.09	1.62	0.93	1.71
Dividends from net investment income	—	(0.02)	—	—	—
Distributions from net realized gains	(1.53)	(0.07)	—	—	—
Net asset value, end of period	$19.97	$18.62	$14.62	$13.00	$12.07
Total return (ii)	16.44%	28.14%	12.46%	7.70%	16.50%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$236,985	$198,377	$149,400	$127,186	$123,194
Ratio of gross expenses to average net assets	2.00%	2.02%	2.07%	2.09%	2.09%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.00%	2.02%	2.07%	2.09%	2.09%
Ratio of net investment income (loss) to average net assets	(0.90)%	(0.20)%	(0.47)%	(0.97)%	(0.97)%
Portfolio turnover rate	147.78%	123.81%	142.32%	163.79%	211.96%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 72/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger International Growth Fund Class A

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$15.27	$12.61	$11.91	$11.25	$9.72
Income from Investment Operations:
Net investment income (i)	0.04	0.11	0.04	0.01	0.06
Net realized and unrealized gain (loss) on investments	(0.02)	2.64	0.66	0.69	1.48
Total from investment operations	0.02	2.75	0.70	0.70	1.54
Dividends from net investment income	—	(0.09)	—	(0.04)	(0.01)
Net asset value, end of period	$15.29	$15.27	$12.61	$11.91	$11.25
Total return (ii)	0.15%	21.98%	5.88%	6.30%	15.90%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$130,957	$145,096	$139,693	$201,449	$180,267
Ratio of gross expenses to average net assets	1.32%	1.37%	1.33%	1.41%	1.38%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.32%	1.37%	1.33%	1.41%	1.38%
Ratio of net investment income (loss) to average net assets	0.25%	0.79%	0.32%	0.05%	0.54%
Portfolio turnover rate	97.50%	217.57%	148.66%	66.70%	61.58%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 73/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger International Growth Fund Class B

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$13.51	$11.18	$10.64	$10.07	$8.75
Income from Investment Operations:
Net investment income (loss) (i)	(0.06)	0.02	(0.04)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.01)	2.33	0.58	0.62	1.33
Total from investment operations	(0.07)	2.35	0.54	0.57	1.32
Dividends from net investment income	—	(0.02)	—	—	—
Net asset value, end of period	$13.44	$13.51	$11.18	$10.64	$10.07
Total return (ii)	(0.52)%	21.07%	5.08%	5.70%	15.10%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$38,520	$63,826	$77,408	$88,496	$107,663
Ratio of gross expenses to average net assets	2.02%	2.04%	1.97%	1.96%	2.00%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.02%	2.04%	1.97%	1.96%	2.00%
Ratio of net investment income (loss) to average net assets	(0.47)%	0.17%	(0.36)%	(0.51)%	(0.10)%
Portfolio turnover rate	97.50%	217.57%	148.66%	66.70%	61.58%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 74/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger International Growth Fund Class C

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$13.44	$11.12	$10.60	$10.05	$8.73
Income from Investment Operations:
Net investment loss (i)	(0.07)	—	(0.05)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.01)	2.33	0.57	0.62	1.34
Total from investment operations	(0.08)	2.33	0.52	0.55	1.32
Dividends from net investment income	—	(0.01)	—	—	—
Net asset value, end of period	$13.36	$13.44	$11.12	$10.60	$10.05
Total return (ii)	(0.60)%	20.94%	4.91%	5.50%	15.10%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$20,567	$17,786	$17,305	$21,436	$25,186
Ratio of gross expenses to average net assets	2.08%	2.15%	2.08%	2.09%	2.08%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.08%	2.15%	2.08%	2.09%	2.08%
Ratio of net investment income (loss) to average net assets	(0.49)%	0.03%	(0.47)%	(0.65)%	(0.16)%
Portfolio turnover rate	97.50%	217.57%	148.66%	66.70%	61.58%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 75/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund Class A

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$9.38	$7.05	$6.51	$6.39	$5.24
Income from Investment Operations:
Net investment loss (i)	(0.04)	(0.03)	(0.02)	(0.06)	(0.01)
Net realized and unrealized gain on investments	1.20	2.36	0.56	0.18	1.16
Total from investment operations	1.16	2.33	0.54	0.12	1.15
Net asset value, end of period	$10.54	$9.38	$7.05	$6.51	$6.39
Total return (ii)	12.37%	33.05%	8.29%	1.90%	21.70%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$142,977	$143,231	$131,454	$165,315	$210,641
Ratio of gross expenses to average net assets	1.35%	1.39%	1.40%	1.38%	1.38%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.35%	1.39%	1.40%	1.38%	1.38%
Ratio of net investment income (loss) to average net assets	(0.38)%	(0.31)%	(0.25)%	(0.89)%	(0.21)%
Portfolio turnover rate	194.81%	156.98%	234.91%	245.44%	195.64%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 76/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund Class B

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$7.73	$5.86	$5.46	$5.39	$4.46
Income from Investment Operations:
Net investment loss (i)	(0.09)	(0.07)	(0.05)	(0.09)	(0.05)
Net realized and unrealized gain on investments	0.99	1.94	0.45	0.16	0.98
Total from investment operations	0.90	1.87	0.40	0.07	0.93
Net asset value, end of period	$8.63	$7.73	$5.86	$5.46	$5.39
Total return (ii)	11.64%	31.91%	7.33%	1.30%	20.90%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$33,377	$50,341	$45,501	$48,334	$63,782
Ratio of gross expenses to average net assets	2.04%	2.10%	2.08%	2.11%	2.12%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.04%	2.10%	2.08%	2.11%	2.12%
Ratio of net investment income (loss) to average net assets	(1.05)%	(1.02)%	(0.92)%	(1.61)%	(0.97)%
Portfolio turnover rate	194.81%	156.98%	234.91%	245.44%	195.64%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 77/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund Class C

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$7.68	$5.82	$5.43	$5.37	$4.44
Income from Investment Operations:
Net investment loss (i)	(0.10)	(0.08)	(0.06)	(0.10)	(0.05)
Net realized and unrealized gain on investments	0.98	1.94	0.45	0.16	0.98
Total from investment operations	0.88	1.86	0.39	0.06	0.93
Net asset value, end of period	$8.56	$7.68	$5.82	$5.43	$5.37
Total return (ii)	11.46%	31.96%	7.18%	1.10%	20.70%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$25,932	$26,320	$22,812	$26,731	$33,788
Ratio of gross expenses to average net assets	2.16%	2.21%	2.22%	2.20%	2.20%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.16%	2.21%	2.22%	2.20%	2.20%
Ratio of net investment income (loss) to average net assets	(1.19)%	(1.13)%	(1.06)%	(1.71)%	(1.04)%
Portfolio turnover rate	194.81%	156.98%	234.91%	245.44%	195.64%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 78/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Growth Fund Class A

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$20.89	$16.72	$15.22	$14.48	$11.57
Income from Investment Operations:
Net investment loss (i)	(0.09)	(0.03)	(0.09)	(0.16)	(0.12)
Net realized and unrealized gain on investments	1.53	4.92	1.59	0.90	3.03
Total from investment operations	1.44	4.89	1.50	0.74	2.91
Distributions from net realized gains	(3.01)	(0.72)	—	—	—
Net asset value, end of period	$19.32	$20.89	$16.72	$15.22	$14.48
Total return (ii)	7.68%	30.39%	9.86%	5.10%	25.20%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$241,510	$294,846	$299,934	$377,947	$586,359
Ratio of gross expenses to average net assets	1.27%	1.29%	1.29%	1.37%	1.32%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.27%	1.29%	1.29%	1.37%	1.32%
Ratio of net investment income (loss) to average net assets	(0.45)%	(0.19)%	(0.54)%	(0.99)%	(0.90)%
Portfolio turnover rate	91.59%	95.67%	81.09%	64.83%	58.80%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 79/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Growth Fund Class B

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$18.96	$15.36	$14.09	$13.50	$10.88
Income from Investment Operations:
Net investment loss (i)	(0.21)	(0.16)	(0.20)	(0.26)	(0.21)
Net realized and unrealized gain on investments	1.37	4.48	1.47	0.85	2.83
Total from investment operations	1.16	4.32	1.27	0.59	2.62
Distributions from net realized gains	(3.01)	(0.72)	—	—	—
Net asset value, end of period	$17.11	$18.96	$15.36	$14.09	$13.50
Total return (ii)	6.87%	29.33%	9.01%	4.40%	24.10%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$7,252	$9,413	$9,448	$10,998	$11,650
Ratio of gross expenses to average net assets	2.06%	2.07%	2.10%	2.12%	2.16%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.06%	2.07%	2.10%	2.12%	2.16%
Ratio of net investment income (loss) to average net assets	(1.24)%	(0.97)%	(1.34)%	(1.73)%	(1.74)%
Portfolio turnover rate	91.59%	95.67%	81.09%	64.83%	58.80%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 80/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Growth Fund Class C

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$19.00	$15.39	$14.12	$13.53	$10.90
Income from Investment Operations:
Net investment loss (i)	(0.21)	(0.16)	(0.20)	(0.25)	(0.21)
Net realized and unrealized gain on investments	1.38	4.49	1.47	0.84	2.84
Total from investment operations	1.17	4.33	1.27	0.59	2.63
Distributions from net realized gains	(3.01)	(0.72)	—	—	—
Net asset value, end of period	$17.16	$19.00	$15.39	$14.12	$13.53
Total return (ii)	6.92%	29.34%	9.00%	4.40%	24.10%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$63,572	$68,161	$59,063	$64,597	$68,916
Ratio of gross expenses to average net assets	2.03%	2.06%	2.09%	2.10%	2.13%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.03%	2.06%	2.09%	2.10%	2.13%
Ratio of net investment income (loss) to average net assets	(1.21)%	(0.96)%	(1.33)%	(1.70)%	(1.71)%
Portfolio turnover rate	91.59%	95.67%	81.09%	64.83%	58.80%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 81/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund Class A

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$9.97	$7.79	$7.12	$6.70	$5.27
Income from Investment Operations:
Net investment loss (i)	(0.07)	(0.04)	(0.05)	(0.09)	(0.06)
Net realized and unrealized gain on investments	0.19	2.53	0.72	0.51	1.49
Total from investment operations	0.12	2.49	0.67	0.42	1.43
Distributions from net realized gains	(1.13)	(0.31)	—	—	—
Net asset value, end of period	$8.96	$9.97	$7.79	$7.12	$6.70
Total return (ii)	1.30%	33.15%	9.41%	6.30%	27.10%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$139,497	$175,214	$172,202	$194,799	$298,103
Ratio of gross expenses to average net assets	1.35%	1.38%	1.40%	1.43%	1.40%
Ratio of expense reimbursements to average net assets	—	(0.02)%	—	(0.01)%	—
Ratio of net expenses to average net assets	1.35%	1.36%	1.40%	1.42%	1.40%
Ratio of net investment income (loss) to average net assets	(0.81)%	(0.49)%	(0.71)%	(1.18)%	(1.07)%
Portfolio turnover rate	88.98%	93.97%	72.59%	67.37%	48.45%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 82/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund Class B

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$8.67	$6.86	$6.27	$5.95	$4.71
Income from Investment Operations:
Net investment loss (i)	(0.12)	(0.09)	(0.10)	(0.13)	(0.10)
Net realized and unrealized gain on investments	0.17	2.21	0.69	0.45	1.34
Total from investment operations	0.05	2.12	0.59	0.32	1.24
Distributions from net realized gains	(1.13)	(0.31)	—	—	—
Net asset value, end of period	$7.59	$8.67	$6.86	$6.27	$5.95
Total return (ii)	0.61%	32.21%	9.41%	5.40%	26.30%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$8,874	$13,626	$13,389	$15,954	$22,348
Ratio of gross expenses to average net assets	2.11%	2.13%	2.16%	2.18%	2.15%
Ratio of expense reimbursements to average net assets	—	(0.02)%	—	(0.01)%	—
Ratio of net expenses to average net assets	2.11%	2.11%	2.16%	2.17%	2.15%
Ratio of net investment income (loss) to average net assets	(1.56)%	(1.24)%	(1.47)%	(1.92)%	(1.81)%
Portfolio turnover rate	88.98%	93.97%	72.59%	67.37%	48.45%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 83/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund Class C

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$8.52	$6.76	$6.27	$5.95	$4.72
Income from Investment Operations:
Net investment loss (i)	(0.12)	(0.10)	(0.10)	(0.13)	(0.10)
Net realized and unrealized gain on investments	0.17	2.17	0.59	0.45	1.33
Total from investment operations	0.05	2.07	0.49	0.32	1.23
Distributions from net realized gains	(1.13)	(0.31)	—	—	—
Net asset value, end of period	$7.44	$8.52	$6.76	$6.27	$5.95
Total return (ii)	0.61%	31.94%	7.81%	5.40%	26.10%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$16,119	$19,461	$17,091	$19,145	$23,386
Ratio of gross expenses to average net assets	2.15%	2.18%	2.19%	2.22%	2.25%
Ratio of expense reimbursements to average net assets	—	(0.02)%	—	0.01%	—
Ratio of net expenses to average net assets	2.15%	2.16%	2.19%	2.21%	2.25%
Ratio of net investment income (loss) to average net assets	(1.61)%	(1.31)%	(1.50)%	(1.96)%	(1.91)%
Portfolio turnover rate	88.98%	93.97%	72.59%	67.37%	48.45%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 84/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class A

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$12.98	$10.88	$10.82	$10.23	$7.94
Income from Investment Operations:
Net investment loss (i)	(0.11)	(0.08)	(0.09)	(0.14)	(0.11)
Net realized and unrealized gain on investments	0.60	3.55	1.03	0.73	2.40
Total from investment operations	0.49	3.47	0.94	0.59	2.29
Distributions from net realized gains	(1.95)	(1.37)	(0.88)	—	—
Net asset value, end of period	$11.52	$12.98	$10.88	$10.82	$10.23
Total return (ii)	4.23%	36.03%	9.60%	5.80%	28.80%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$7,241	$7,563	$6,464	$8,851	$8,186
Ratio of gross expenses to average net assets	2.22%	2.45%	2.60%	2.29%	2.32%
Ratio of expense reimbursements to average net assets	(0.62)%	(0.85)%	(1.04)%	(0.79)%	(0.82)%
Ratio of net expenses to average net assets	1.60%	1.60%	1.56%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	(0.95)%	(0.69)%	(0.86)%	(1.22)%	(1.24)%
Portfolio turnover rate	91.91%	92.82%	63.81%	66.59%	64.25%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 85/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class C

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$12.34	$10.48	$10.52	$10.02	$7.84
Income from Investment Operations:
Net investment loss (i)	(0.17)	(0.15)	(0.16)	(0.22)	(0.18)
Net realized and unrealized gain on investments	0.57	3.38	1.00	0.72	2.36
Total from investment operations	0.40	3.23	0.84	0.50	2.18
Distributions from net realized gains	(1.95)	(1.37)	(0.88)	—	—
Net asset value, end of period	$10.79	$12.34	$10.48	$10.52	$10.02
Total return (ii)	3.65%	35.00%	8.90%	5.00%	27.80%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$2,612	$2,636	$1,956	$2,293	$2,304
Ratio of gross expenses to average net assets	2.99%	3.23%	3.33%	3.04%	3.16%
Ratio of expense reimbursements to average net assets	(0.74)%	(0.98)%	(1.08)%	(0.79)%	(0.91)%
Ratio of net expenses to average net assets	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to average net assets	(1.60)%	(1.34)%	(1.54)%	(1.97)%	(2.00)%
Portfolio turnover rate	91.91%	92.82%	63.81%	66.59%	64.25%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 86/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund Class A

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$25.35	$21.75	$19.34	$17.42	$15.76
Income from Investment Operations:
Net investment income (loss) (i)	(0.14)	(0.05)	0.02	(0.09)	(0.10)
Net realized and unrealized gain on investments	5.89	6.11	2.39	2.01	1.76
Total from investment operations	5.75	6.06	2.41	1.92	1.66
Dividends from net investment income	—	(0.01)	—	—	—
Distributions from net realized gains	(4.14)	(2.45)	—	—	—
Net asset value, end of period	$26.96	$25.35	$21.75	$19.34	$17.42
Total return (ii)	26.29%	30.81%	12.46%	11.00%	10.50%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$139,306	$129,870	$120,490	$148,445	$156,438
Ratio of gross expenses to average net assets	1.31%	1.35%	1.37%	1.35%	1.33%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.31%	1.35%	1.37%	1.35%	1.33%
Ratio of net investment income (loss) to average net assets	(0.59)%	(0.21)%	0.11%	(0.46)%	(0.58)%
Portfolio turnover rate	167.94%	115.08%	110.37%	63.17%	75.15%
(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 87/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund Class B

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$22.78	$19.91	$17.85	$16.21	$14.78
Income from Investment Operations:
Net investment loss (i)	(0.29)	(0.20)	(0.13)	(0.23)	(0.23)
Net realized and unrealized gain on investments	5.18	5.52	2.19	1.87	1.66
Total from investment operations	4.89	5.32	2.06	1.64	1.43
Distributions from net realized gains	(4.14)	(2.45)	—	—	—
Net asset value, end of period	$23.53	$22.78	$19.91	$17.85	$16.21
Total return (ii)	25.33%	29.82%	11.54%	10.00%	9.70%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$9,030	$11,767	$11,879	$13,878	$16,675
Ratio of gross expenses to average net assets	2.10%	2.12%	2.16%	2.16%	2.15%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.10%	2.12%	2.16%	2.16%	2.15%
Ratio of net investment income (loss) to average net assets	(1.37)%	(0.99)%	(0.68)%	(1.27)%	(1.41)%
Portfolio turnover rate	167.94%	115.08%	110.37%	63.17%	75.15%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 88/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund Class C

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$22.83	$19.95	$17.88	$16.23	$14.80
Income from Investment Operations:
Net investment loss (i)	(0.29)	(0.20)	(0.13)	(0.22)	(0.22)
Net realized and unrealized gain on investments	5.20	5.53	2.20	1.87	1.65
Total from investment operations	4.91	5.33	2.07	1.65	1.43
Distributions from net realized gains	(4.14)	(2.45)	—	—	—
Net asset value, end of period	$23.60	$22.83	$19.95	$17.88	$16.23
Total return (ii)	25.37%	29.81%	11.58%	10.20%	9.70%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$60,628	$56,717	$50,049	$59,207	$64,825
Ratio of gross expenses to average net assets	2.06%	2.10%	2.14%	2.12%	2.12%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.06%	2.10%	2.14%	2.12%	2.12%
Ratio of net investment income (loss) to average net assets	(1.34)%	(0.98)%	(0.67)%	(1.23)%	(1.37)%
Portfolio turnover rate	167.94%	115.08%	110.37%	63.17%	75.15%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 89/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund Class A

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$29.63	$24.43	$21.74	$21.38	$19.50
Income from Investment Operations:
Net investment income (i)	0.63	0.56	0.44	0.32	0.42
Net realized and unrealized gain on investments	3.92	5.11	2.60	0.69	1.86
Total from investment operations	4.55	5.67	3.04	1.01	2.28
Dividends from net investment income	(0.62)	(0.47)	(0.35)	(0.65)	(0.40)
Net asset value, end of period	$33.56	$29.63	$24.43	$21.74	$21.38
Total return (ii)	15.53%	23.45%	14.02%	4.80%	11.80%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$73,674	$80,832	$73,050	$41,446	$41,160
Ratio of gross expenses to average net assets	1.18%	1.19%	1.25%	1.43%	1.46%
Ratio of expense reimbursements to average net assets	—	—	—	(0.03)%	(0.09)%
Ratio of net expenses to average net assets	1.18%	1.19%	1.25%	1.40%	1.37%
Ratio of net investment income (loss) to average net assets	2.00%	2.07%	1.87%	1.49%	2.08%
Portfolio turnover rate	21.20%	29.27%	45.36%	119.61%	72.11%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 90/184

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund Class C

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$29.33	$24.22	$21.54	$21.02	$19.19
Income from Investment Operations:
Net investment income (i)	0.38	0.34	0.26	0.16	0.27
Net realized and unrealized gain on investments	3.89	5.08	2.58	0.68	1.83
Total from investment operations	4.27	5.42	2.84	0.84	2.10
Dividends from net investment income	(0.42)	(0.31)	(0.16)	(0.32)	(0.27)
Net asset value, end of period	$33.18	$29.33	$24.22	$21.54	$21.02
Total return (ii)	14.65%	22.53%	13.20%	4.00%	11.00%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$19,999	$17,173	$13,121	$9,806	$11,259
Ratio of gross expenses to average net assets	1.93%	1.96%	2.01%	2.16%	2.17%
Ratio of expense reimbursements to average net assets	—	—	—	(0.03)%	(0.09)%
Ratio of net expenses to average net assets	1.93%	1.96%	2.01%	2.13%	2.08%
Ratio of net investment income (loss) to average net assets	1.22%	1.27%	1.11%	0.75%	1.36%
Portfolio turnover rate	21.20%	29.27%	45.36%	119.61%	72.11%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 91/184

Shareholder Information

Distributor

Fred Alger & Company, Incorporated
360 Park Avenue South
New York, NY 10010

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for a Fund is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays. It may close on other days from time to time.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Fund, especially Alger International Growth Fund ("International Fund"), Alger Emerging Markets Fund ("Emerging Fund"), and Alger Global Growth Fund ("Global Fund"), that primarily invests in foreign securities principally listed on foreign exchanges that may trade on days the NYSE is closed, the value of the Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The assets of the Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. Short-term money market instruments held by the Fund are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by a Fund. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its

Prospectus A-1/A-19

best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Purchasing and Redeeming Fund Shares

Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that may apply. You can purchase or redeem shares on any day the NYSE is open. Orders will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue your redemption check within seven days after the Transfer Agent accepts your redemption request. However, when you buy shares with a check or via TelePurchase, Automatic Investment Plan, or online, the Fund will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Share certificates are not issued for shares of the Fund.

Legislation passed by Congress in 2008 requires mutual funds to report both to the shareholder and to the Internal Revenue Service the "cost basis" of shares acquired on or after January 1, 2012 that are subsequently redeemed or exchanged. This reporting is not required for Fund shares held in retirement or other tax-advantaged accounts or to certain types of entities (such as C corporations).

If you are a direct shareholder, you may request your cost basis reported on Form 1099-B to be calculated using any one of the alternative methods offered by the Fund. Please contact the Fund to make, revoke, or change your election. If you do not affirmatively elect a cost basis method then the Fund will use the average cost basis method. If you hold Fund shares through a broker, please contact that broker with respect to the reporting of cost basis and available elections for your account.

Please note that you will continue to be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012. You are encouraged to consult your tax advisor regarding the application of the new cost basis reporting rules and, in particular, which cost basis calculation method is best for you.

Prospectus A-2/A-19

Dividends and Distributions

Except as noted below, all Funds declare and pay dividends and distributions annually, and expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 20% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Dividends and distributions may differ among classes of shares of a Fund.

Alger Growth & Income Fund declares and pays dividends from net investment income quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which they were earned.

Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Classes of Fund Shares

Each of Alger Capital Appreciation Fund and Alger Small Cap Growth Fund offers four classes of shares (Class A, B, C and Z Shares). Each of Alger Mid Cap Growth Fund and Alger Health Sciences Fund offers three classes of shares (Class A, B and C Shares). Each of Alger International Growth Fund and Alger SMid Cap Growth Fund offers five classes of shares (Class A, B, C, I and Z Shares). Each of Alger Small Cap Focus Fund, Alger Spectra Fund, Alger Emerging Markets Fund, Alger Global Growth Fund and Alger Capital Appreciation Focus Fund offers four classes of shares (Class A, C, I and Z Shares). Each of Alger Green Fund and Alger Mid Cap Focus Fund offers three classes of shares (Class A, C and I Shares). Each of Alger Dynamic Opportunities Fund and Alger Growth & Income Fund offers three classes of shares (Class A, C and Z Shares). Class A, B and C Shares are offered in these prospectuses. Class I Shares, Class R Shares and Class Z Shares are generally offered only to institutional investors in separate prospectuses. Shares of classes A, B and C are subject

Prospectus A-3/A-19

to sales charges. The differences among the classes are described in the following charts:

Sales Charges

Class A Shares

When you buy Class A Shares you may pay the following sales charge:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealer Allowance as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 - $49,999	4.50%	4.71%	4.25%
$50,000 - $99,999	4.00%	4.17%	3.75%
$100,000 - $249,999	3.50%	3.63%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.25%
$500,000 - $749,999	2.00%	2.04%	1.75%
$750,000 - $999,999	1.50%	1.52%	1.25%
$1,000,000 and over	*	*	1.00%

*  Purchases of Class A Shares which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived in certain circumstances.

In calculating a CDSC, the Fund assumes first, that the redemption is of shares, if any, that are not subject to any CDSC.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class A Shares has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") that allows Class A Shares to pay a 0.25% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class A shareholders. These fees will increase the cost of your investment in Class A Shares and may cost you more than paying other types of sales charges.

Maximum Investment Amount:

No maximum investment limit.

Minimum Investment Amount:

See table on page A-6.

Prospectus A-4/A-19

Class B Shares

Class B Shares are subject to limited availability. See Investment Instructions on page A-10.

There is no sales charge when you buy Class B Shares.
When you redeem Class B Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	5%
One but less than two	4%
Two but less than three	3%
Three but less than four	2%
Four but less than five	2%
Five but less than six	1%
Six or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

Under certain circumstances, the above requirements may be waived. These circumstances are discussed below and in the applicable Statement of Additional Information.

After eight years, your Class B Shares are automatically converted to Class A Shares. There are no sales charges imposed on the conversion.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class B Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class B Shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class B shareholders. These fees will increase the cost of your investment in Class B Shares and may cost you more than paying other types of sales charges.

Maximum Investment Amount: $49,999

Minimum Investment Amount:

See table on page A-6.

Prospectus A-5/A-19

Class C Shares

There is no sales charge when you buy Class C Shares.
When you redeem Class C Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	1%
One or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC.

Under certain circumstances, the above requirements may be waived. These circumstances are discussed below and in the applicable Statement of Additional Information.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class C Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class C Shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class C shareholders. These fees will increase the cost of your investment in Class C Shares and may cost you more than paying other types of sales charges

Maximum Investment Amount: $999,999

Minimum Investment Amount:

See table below.

Minimum Investments: the following minimums apply to an account in any Fund, whether invested in Class A, Class B or Class C Shares.

	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

Prospectus A-6/A-19

Waivers of Sales Charges

No initial sales charge (Class A) or CDSC (Classes A, B or C) is imposed on purchases or redemptions (1) by (i) employees of the Distributor and its affiliates, (ii) Individual Retirement Accounts ("IRAs"), Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) by (i) accounts managed by the Manager, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and (iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) by directors or trustees of any investment company for which the Distributor or any of its affiliates serves as investment adviser or distributor; (4) by employee benefit or retirement plans or charitable accounts including, but not limited to, Individual Retirement Accounts, Keogh Plans, 401(k) plans, profit-sharing pension plans, defined benefit plans, Taft-Hartley multiemployer pension plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans, and other defined contribution plans subject to the Employee Retirement Income Security Act of 1974, as amended, other than employee benefit or retirement plans or charitable accounts that purchase Class A Shares through brokerage relationships in which sales charges are customarily imposed; (5) by an investment company registered under the Investment Company Act of 1940, as amended in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) by registered investment advisers for their own accounts; (7) by registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers, and their immediate families, and financial intermediaries offering self-directed investment brokerage accounts, that have an agreement in place with the Distributor; (8) by a financial institution as shareholder of record on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a separate fee for their services and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the financial institution, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; (9) for their own accounts by registered representatives of broker-dealers that have an agreement in place with the Distributor, and their spouses, children, siblings and parents; (10) by children or spouses of individuals who died in the terrorist attacks of September 11, 2001 made directly at the Fund; (11) by shareholders of Global Fund as of January 21, 2005 purchasing Class A Shares directly from the Fund for their existing accounts; and (12) by shareholders of Class N Shares as of September 23, 2008 purchasing Class A Shares of the Alger Family of Funds when those purchases are made directly from the Fund.

Prospectus A-7/A-19

Investors purchasing Class A Shares who may be entitled to one of the foregoing waivers should consult with their financial adviser as to their eligibility, and are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. As the Distributor has no information regarding the nature of the underlying shareholders in an omnibus account (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) it cannot aid in the substantiation of any such claims for waivers. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.

Any CDSC which otherwise would be imposed on redemptions of shares of the Fund will be waived in certain instances, including (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70-1/2); (ii) required distributions from an IRA following the attainment of age 70-1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70-1/2; and (iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Fund of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Shareholders of record as of January 21, 2005 of the undesignated single class of shares of Alger China-U.S. Growth Fund may purchase Class A Shares of Global Fund for their existing accounts at net asset value without the imposition of a sales charge. Class N shareholders as of September 23, 2008 will not be subject to initial sales charges in connection with additional purchases of Class A Shares of the Alger Family of Funds. Due to operational limitations at certain financial intermediaries, a sales charge may be assessed unless you inform the financial intermediary at the time you make any additional purchase that you are eligible for this waiver. Notwithstanding the foregoing, shareholders investing through certain financial intermediaries may not be eligible to purchase shares without imposition of an initial sales charge through such financial intermediaries if the nature of their relationship with, and/or service received from, the financial intermediary changes. Please consult your financial representative for further details.

Prospectus A-8/A-19

Under the Reinvestment Privilege, a shareholder who has redeemed shares in a Fund account may reinvest all or part of the redemption proceeds in shares of the same class of the same Fund in the same account without an initial sales charge, provided the reinvestment is made within 30 days after the redemption. Reinvestment will be at the net asset value of the Fund next determined upon receipt of the proceeds and a letter requesting that this privilege be exercised, subject to confirmation of the shareholder's status or holdings, as the case may be. You will also receive a pro rata credit for any CDSC imposed. This reinvestment privilege may be exercised only once by a shareholder. Reinvestment will not alter any capital gains tax payable on the redemption and a loss may not be allowed for tax purposes. The Reinvestment Privilege is not offered for Class B Shares of each of Alger SMid Cap Growth Fund and Alger Health Sciences Fund.

Reduced Sales Charges

In addition to waivers of sales charges for eligible investors, there are several ways in which any investor in Class A Shares may be eligible for a reduced sales charge. Information on reduced sales charges is posted on the Fund's website, www.alger.com.

When purchasing Class A Shares, when the dollar amount of your purchase reaches a specified level, known as a breakpoint, you are entitled to pay a reduced front-end sales charge. For example, a purchase of up to $24,999 of Class A Shares of the Fund would be charged a front-end sales charge of 5.25%, while a purchase of $25,000 would be charged a front-end sales charge of 4.50%. There are several breakpoints, as shown in the above sales charge table for Class A Shares. The greater the investment, the greater the reduction in the sales charge.

A reduced sales charge is also available to Class A investors who indicate an intent to purchase shares in an amount aggregating $25,000 or more over a 13-month period. A Letter of Intent ("LOI") allows the Class A investor to qualify for a breakpoint discount now without immediately investing the aggregate dollar amount at which the breakpoint discount is offered. The investor must refer to the LOI when placing purchase orders. For purposes of an LOI, the purchase amount includes purchases by "any person" (which includes an individual, his or her spouse or domestic partner and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) of shares of all classes of the Funds in the Alger Family of Funds offered with a sales charge over the following 13 months. At the investor's request, the 13-month period may begin up to 90 days before the date the LOI is signed. The minimum initial investment under the LOI is 5% of the total LOI amount. Further details are in the Statement of Additional Information.

A third way that an investor in Class A shares may be eligible for a reduced sales charge is by reason of Rights of Accumulation ("ROA"). With ROA, Class A Shares of the Fund may be purchased by "any person" (as defined in the immediately preceding paragraph) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all shares of

Prospectus A-9/A-19

all classes of the Funds in the Alger Family of Funds offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Investment Instructions

Special Instructions for Class B Shares

With respect to each of Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund and Alger Small Cap Growth Fund, Class B Shares are not offered to new investors. Existing shareholders may continue to make additional purchases to their Class B Share accounts and may continue to purchase additional Class B Shares through the reinvestment of dividends and capital gain distributions paid by the Fund. In addition, existing shareholders may continue to exercise the Exchange Privilege as described below, "To Exchange Shares of the Fund." Purchase orders received from new investors for Class B Shares will be invested in Class A Shares of the same Fund, subject to the front-end sales charge that generally applies to Class A Shares.

With respect to each of Alger SMid Cap Growth Fund and Alger Health Sciences Fund, Class B Shares are closed to new investors and additional purchases by existing shareholders. Existing shareholders may only continue to purchase additional Class B Shares through the reinvestment of dividends and capital gain distributions paid by the Fund. In addition, existing shareholders may continue to exercise the Exchange Privilege as described below, "To Exchange Shares of the Fund." All purchase orders received for Class B Shares will be invested in Class A Shares of the same Fund, subject to the front-end sales charge that generally applies to Class A Shares.

For all Class B Shares, all other Class B Share features, including but not limited to Distribution and/or Service (12b-1) Fees, contingent deferred sales charges (CDSC) and the automatic conversion features, will remain unchanged.

To Open an Account:

By Mail: The Funds do not accept cash or cash alternatives for fund purchases. Make checks payable to "The Alger Funds." Visit the Fund's website to download a prospectus and New Account Application at www.alger.com, or call (800) 992-3863 to receive an application and prospectus via U.S. mail. Mail your completed application and check to the Fund's transfer agent:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

Prospectus A-10/A-19

Overnight mail is to be sent to the Fund's transfer agent at the following address:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
30 Dan Road
Canton, MA 02021

By FED Wire: Forward the completed New Account Application to Boston Financial Data Services, Attn: The Alger Funds, stating that the account will be established by wire transfer and the date and amount of the transfer. Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services at (800) 992-3863 for details.

By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

Automatically: Complete the Automatic Investment Plan option on your account application. Minimum automatic investment is $50 with a minimum initial investment of $500.

Online: You can open a new account online. Go to www.alger.com and follow the online instructions. Please be sure to first read the Fund prospectus before investing.

To Make Additional Investments in an Existing Account:

By Mail: Complete and return the Invest by Mail slip attached to your Alger Funds Statement and return the slip with your investment to:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

By Telephone: TelePurchase* allows you to purchase shares by telephone (minimum $500, maximum $50,000). Your purchase will be processed at the NAV next calculated after your request is received and the funds will be transferred from your previously designated bank account to your Fund account normally within one business day. Call (800) 992-3863 to initiate a TelePurchase.

You can sign up for TelePurchase when you first establish your account or, to add this service to your existing account, complete and return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail.

*TelePurchase is not available for Retirement Plans.

By FED Wire: Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services, Inc. at (800) 992-3863 for details.

By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

Prospectus A-11/A-19

Automatically: The Alger Family of Funds' Automatic Investment Plan allows you to make automatic purchases on the day of the month that you select. The minimum automatic investment is $50 with a minimum initial investment of $500.

You can sign up for the Automatic Investment Plan when you first establish your account or, to add this service to your existing account, complete and return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail.

Government Direct Deposit* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Fund Account. Call (800) 992-3863 for a Payroll Savings Plan Form or download it at www.alger.com.

*Not available for Retirement Plans

Online: You can purchase additional shares in an existing Fund account. Go to www.alger.com and follow the online instructions.

To Exchange Shares:

By Telephone or Online: You can exchange shares of a Fund for the same class of shares of another fund in the Alger Family of Funds, subject to certain restrictions. You can go to www.alger.com, login to access your account, and follow the online instructions, or call (800) 992-3863 to exchange shares (unless you have refused the telephone exchange privilege on your New Account Application). Shares of one class may not be exchanged for shares of another class, except that in limited circumstances certain accounts will be permitted an exchange from one class to another, including, but not limited to from Class A Shares to Class I Shares, or from Class A Shares to Class Z Shares, or from Class C Shares to Class Z Shares.

To Redeem Shares:

By Mail: Send a letter of instruction to Boston Financial Data Services, Inc., Attn: The Alger Funds which includes:

•  account number

•  Fund name and Share class

•  number of shares or dollar amount of redemption

•  where to send the proceeds

•  signature(s) of registered owner(s)

•  a Medallion signature guarantee is required if

•  your redemption is for more than $25,000; or

•  you want the check sent to a different address than the one we have on file; or

Prospectus A-12/A-19

•  you want the check to be made payable to someone other than the registered owners we have on file; or

•  you have changed your address on file within the past 30 days.

By Telephone: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for any amount. You cannot request a check if you have changed your address on file within the past 30 days. For amounts over $5,000, you can choose to receive a wire to a bank account you previously designated on the records of the Fund.

If you request that your redemption proceeds be wired to your bank account, there is generally a $10 fee per wire sent to a bank account that you had previously designated on the Fund's records, and generally a $15 fee per wire sent to a bank account not previously designated on the Fund's records. Fed wire requests to a bank account not previously designated on the Fund's records must be made in writing, and require a Medallion signature guarantee.

TeleRedemption* allows you to redeem shares by telephone (minimum $500, maximum $50,000). Your redemption will be processed at the NAV next calculated after your request is received and the funds will be transferred to your previously designated bank account normally within two business days. Shares issued in certificate form are not eligible for this service.

You can sign up for TeleRedemption when you first establish your account or, to add this service to your existing account, complete and return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail.

*Not available for Retirement Plans

By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

Automatically: Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000 at the time you begin participation in the Plan, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.

Online: You can redeem shares from an existing Fund account. Go to www.alger.com and follow the online instructions.

Medallion Signature Guarantee is a guarantee by a financial institution that your signature is authentic. The financial institution accepts liability for any forgery or fraud if the signature it guarantees proves to be counterfeit. It is an ideal means to protect investors and their assets. A notarization by a Notary Public is not an acceptable substitute.

Prospectus A-13/A-19

Limitations on Excessive Trading

Each of the Funds except for International Fund, Emerging Fund and Global Fund invests predominantly in U.S.-traded, highly liquid securities for which current New York Stock Exchange closing prices are readily available on a daily basis. Each of International Fund, Emerging Fund and Global Fund may invest a significant amount of its assets in securities traded on foreign exchanges for which current New York Stock Exchange closing prices may not be readily available on a daily basis at the time the Fund prices its portfolio and determines its NAV per share. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Funds recognize that the presence of small capitalization and medium capitalization securities and/or foreign securities in a Fund's portfolio and other circumstances may invite frequent and/or short-term trading by Fund shareholders, for whatever reason implemented (including the perception that Funds that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers or that if the Fund invests primarily in foreign securities, it may be more susceptible to the risk of excessive short-term trading due to the potential for time zone arbitrage). Active trading may be attempted and may, if carried out on a large scale, impose burdens on a Fund's portfolio managers, interfere with the efficient management of a Fund, increase a Fund's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of a Fund and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns.

The Board of Trustees has adopted policies and procedures to discourage frequent and/or short-term trading of Fund shares. These policies and procedures allow a Fund to reject purchase or exchange orders, on a temporary or permanent basis, or redeem all Fund shares, from investors that the Manager believes, in its reasonable business judgment, are engaging in frequent and/or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and neither the Fund nor the Manager will be responsible for any losses you may suffer as a result.

In order to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Trustees, will, among other things, seek to monitor overall subscription, redemption and exchange activity, and isolate significant daily activity to determine if there appears to be market timing activity in an individual portfolio. The Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial

Prospectus A-14/A-19

intermediaries such as brokers, advisers and third-party administrators) or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts. The Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. For these and other reasons, there is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Trustees have adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their month-end top 10 holdings with a 10 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. This agreement must be approved by the Funds' Chief Compliance Officer, President or Secretary.

Prospectus A-15/A-19

The Trustees periodically review a report disclosing the third parties to whom the Funds' holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Funds and their shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information will include, but not be limited to, relative weightings and characteristics of a Fund's portfolio versus its peers or an index (such as P/E (or price to book) ratio, EPS forecasts, alpha, beta, capture ratio, standard deviation, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, return on equity statistics, geographic analysis, number of holdings, month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Funds at (800) 992-3863 to obtain such information.

Other Information

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash. If a Fund pays large redemptions in cash, these transactions may increase the Fund's transaction costs and detract from the Fund's performance. Large purchases pose similar risks.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

Each Fund and the Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in a Fund through an administrator or trustee ("Plan Administrator") that maintains a master or "omnibus" account with one or more Funds for trading on behalf of retirement plans and their participants, the Plan Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Plan Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Funds through your retirement plan.

Each Fund may pay the Distributor, Fred Alger & Company, Incorporated, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing service and/or maintenance of shareholder accounts. This fee is included in the Fund's 12b-1

Prospectus A-16/A-19

fee. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

Additional Compensation. From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of the Fund's assets or 0.50% annually of the Fund's sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

Redemptions by the Fund. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding Trust-sponsored retirement accounts), a Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount or by using the Automatic Investment Plan.

If a Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Each Fund and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Redeem all Fund shares;

Modify any terms or conditions of purchase of shares of the Fund;

Prospectus A-17/A-19

Reject or cancel any request to establish Automatic Investment Plan or the Systematic Withdrawal Plan options on the same account; or

Suspend, change or withdraw all or any part of the offering made by this prospectus. If the Fund rejects your purchase or exchange order, you may not be able to execute that transaction, and the Fund and its agents will not be responsible for any losses you may suffer as a result.

Householding. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com. If you do not want the mailing of these documents to be combined with those for other members of your household, contact The Alger Funds in writing at Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480.

Prospectus A-18/A-19

For Fund Information:

By Telephone:  (800) 992-3863

By Mail:  Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

By Internet:  Text versions of Fund documents can be downloaded from the following sources:

•  The Fund: http://www.alger.com

•  SEC (EDGAR data base): www.sec.gov

Statement of Additional Information

For more detailed information about each Fund and its policies, please read the Fund's Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number, at the Funds' website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

Annual and Semi-Annual Reports

Additional information about a Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In each Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Funds' toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Fund documents are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Quarterly Fund Holdings

Each Fund's most recent month end portfolio holdings are available approximately sixty days after month-end on the Funds' website at www.alger.com. Each Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the SEC's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

Alger Electronic Delivery Service

The Funds provide you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Funds' website. To sign up for this free service, enroll at www.icsdelivery.com/alger.

Distributor: Fred Alger & Company, Incorporated

The Alger Funds  SEC File #811-1355

The Alger Funds II  SEC File #811-1743

Alger Global Growth Fund  SEC File #811-21308

The Alger Institutional Funds  SEC File #811-7986

Prospectus A-19/A-19